Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Communication Services (5.0%)
*	T-Mobile US Inc.	4,359,227	301,223
*	IAC/InterActiveCorp	1,086,125	228,206
*	Liberty Global plc	8,451,588	204,613
*	Liberty Broadband Corp.	2,111,706	193,728
^	Sirius XM Holdings Inc.	23,143,540	131,224
*	Live Nation Entertainment Inc.	1,933,080	122,828
*,^	Snap Inc.	10,364,882	114,221
*	Liberty Media Corp-Liberty Formula One	2,866,948	100,486
*	Liberty Media Corp-Liberty SiriusXM Class C	2,300,666	87,977
*	Zayo Group Holdings Inc.	2,821,196	80,178
*	GCI Liberty Inc. Class A	1,378,967	76,684
*	Madison Square Garden Co. Class A	242,589	71,110
	Nexstar Media Group Inc. Class A	635,731	68,894
*	Liberty Global plc Class A	2,737,994	68,231
	Cable One Inc.	69,462	68,169
	New York Times Co. Class A	1,988,036	65,307
*	Zynga Inc. Class A	11,678,169	62,245
	Cinemark Holdings Inc.	1,493,265	59,716
*,^	Zillow Group Inc.	1,677,467	58,275
	World Wrestling Entertainment Inc. Class A	609,661	52,906
^	Altice USA Inc. Class A	2,457,237	52,781
	Tribune Media Co. Class A	1,121,288	51,736
*	Sprint Corp.	7,978,509	45,079
	TEGNA Inc.	3,017,529	42,547
^	Match Group Inc.	737,794	41,766
*	Liberty Media Corp-Liberty SiriusXM Class A	1,087,897	41,536
	Telephone & Data Systems Inc.	1,303,653	40,061
*	Yelp Inc. Class A	1,053,635	36,350
*	Iridium Communications Inc.	1,363,814	36,059
*	Liberty Broadband Corp. Class A	390,841	35,817
*	AMC Networks Inc. Class A	626,413	35,555
	Sinclair Broadcast Group Inc. Class A	919,769	35,393
*	Liberty Latin America Ltd.	1,649,716	32,087
	Cogent Communications Holdings Inc.	587,792	31,888
*	Vonage Holdings Corp.	3,093,760	31,061
	Meredith Corp.	561,212	31,013
	Shenandoah Telecommunications Co.	651,700	28,909
	John Wiley & Sons Inc. Class A	649,676	28,729
	Lions Gate Entertainment Corp. Class B	1,580,216	23,861
*	Gray Television Inc.	1,090,600	23,295
*	Zillow Group Inc. Class A	639,884	21,884
*	Cars.com Inc.	866,184	19,749
*	Cargurus Inc.	468,307	18,760
*	MSG Networks Inc.	850,133	18,490
*	Glu Mobile Inc.	1,553,139	16,991
	Gannett Co. Inc.	1,599,330	16,857
	EW Scripps Co. Class A	796,311	16,723
	Scholastic Corp.	393,692	15,653
*	Liberty Media Corp-Liberty Braves	539,060	14,970

*	Liberty TripAdvisor Holdings Inc. Class A	1,015,300	14,407
*	Boingo Wireless Inc.	599,992	13,968
*	comScore Inc.	658,553	13,336
*	Liberty Latin America Ltd. Class A	648,775	12,547
*	ANGI Homeservices Inc. Class A	798,879	12,335
	Marcus Corp.	307,058	12,298
*	Liberty Media Corp-Liberty Formula One Class A	336,233	11,445
^	Consolidated Communications Holdings Inc.	999,015	10,899
^	AMC Entertainment Holdings Inc. Class A	731,765	10,867
	Lions Gate Entertainment Corp. Class A	692,397	10,829
*	Bandwidth Inc. Class A	146,260	9,794
	Entercom Communications Corp. Class A	1,742,148	9,146
*	United States Cellular Corp.	198,038	9,092
	ATN International Inc.	155,806	8,786
	New Media Investment Group Inc.	782,827	8,220
*	TrueCar Inc.	1,216,555	8,078
*	ORBCOMM Inc.	1,113,504	7,550
*	Care.com Inc.	371,140	7,334
*	QuinStreet Inc.	542,760	7,268
*	Cincinnati Bell Inc.	704,824	6,724
*	Loral Space & Communications Inc.	177,975	6,416
	National CineMedia Inc.	902,628	6,364
*	Rosetta Stone Inc.	290,219	6,341
*	Meet Group Inc.	1,071,371	5,389
*	Central European Media Enterprises Ltd. Class A	1,250,292	4,976
*	TechTarget Inc.	295,657	4,810
*	pdvWireless Inc.	130,952	4,604
	Emerald Expositions Events Inc.	332,133	4,218
*,^	Pareteum Corp.	917,146	4,173
*,^	Globalstar Inc.	9,374,631	4,031
*	WideOpenWest Inc.	401,981	3,658
*	Ooma Inc.	267,621	3,543
	Spok Holdings Inc.	259,954	3,541
*	Tribune Publishing Co.	300,073	3,538
*,^	Gogo Inc.	771,537	3,464
*	Reading International Inc. Class A	213,227	3,403
*	Liberty Media Corp-Liberty Braves Class A	114,055	3,187
*,^	Eventbrite Inc. Class A	165,795	3,178
	Entravision Communications Corp. Class A	966,492	3,131
*	Clear Channel Outdoor Holdings Inc. Class A	547,129	2,927
*,^	Frontier Communications Corp.	1,453,970	2,893
*,^	Boston Omaha Corp. Class A	114,897	2,866
*,^	Daily Journal Corp.	13,381	2,865
*	Fluent Inc.	506,145	2,845
*	Cardlytics Inc.	168,915	2,794
*	Hemisphere Media Group Inc. Class A	197,226	2,781
*	NII Holdings Inc.	1,415,115	2,774
*	Lee Enterprises Inc.	710,519	2,345
	Saga Communications Inc. Class A	60,105	1,995
	IDT Corp. Class B	297,246	1,974
*	Marchex Inc. Class B	399,306	1,889
*	DHI Group Inc.	658,744	1,601
*,^	LiveXLive Media Inc.	255,400	1,374
*	Travelzoo	80,394	1,077
*	Alaska Communications Systems Group Inc.	539,199	1,035
	AH Belo Corp. Class A	209,330	779
	Townsquare Media Inc. Class A	132,690	759

^	Chicken Soup For The Soul Entertainment Inc.	49,094	607
*	AutoWeb Inc.	151,988	574
*	Global Eagle Entertainment Inc.	782,551	555
*	Level Brands Inc.	112,010	495
*	Urban One Inc.	239,794	480
^	Beasley Broadcast Group Inc. Class A	110,510	440
*	EverQuote Inc. Class A	50,045	372
*	Ballantyne Strong Inc.	208,983	366
	Salem Media Group Inc. Class A	117,723	301
*,^	Social Reality Inc.	74,416	253
*	McClatchy Co. Class A	50,275	251
*	Otelco Inc. Class A	14,646	240
*	Cinedigm Corp. Class A	112,137	213
*	Insignia Systems Inc.	125,777	167
*	Dolphin Entertainment Inc.	99,800	165
*	Emmis Communications Corp. Class A	39,592	142
*	Zedge Inc. Class B	78,380	139
*	Harte-Hanks Inc.	32,072	114
*,^	IZEA Worldwide Inc.	92,728	107
*	NTN Buzztime Inc.	16,227	65
	John Wiley & Sons Inc. Class B	1,480	65
*,^	Professional Diversity Network Inc.	20,497	63
*	SPAR Group Inc.	80,427	53
*,^	Glowpoint Inc.	89,200	12
*	Xcel Brands Inc.	6,863	12
*	Urban One Inc. Class A	2,500	6
*	Creative Realities Inc.	300	1
			3,432,540
Consumer Discretionary (11.4%)
*,^	Tesla Inc.	1,908,145	534,013
	Las Vegas Sands Corp.	5,143,874	313,571
*	Lululemon Athletica Inc.	1,470,873	241,032
	Domino's Pizza Inc.	571,416	147,482
*	Burlington Stores Inc.	939,452	147,193
*	NVR Inc.	47,562	131,604
*	Wayfair Inc.	870,644	129,247
	Vail Resorts Inc.	565,814	122,951
	Lear Corp.	865,475	117,454
*	Etsy Inc.	1,680,338	112,952
*	Bright Horizons Family Solutions Inc.	820,158	104,250
	Service Corp. International	2,532,162	101,666
	Aramark	3,432,262	101,423
*	Five Below Inc.	777,829	96,645
*	Qurate Retail Group Inc. QVC Group Class A	5,881,596	93,988
	Pool Corp.	549,996	90,733
	Autoliv Inc.	1,220,189	89,721
*	ServiceMaster Global Holdings Inc.	1,896,749	88,578
*	GrubHub Inc.	1,263,220	87,756
	Dunkin' Brands Group Inc.	1,153,912	86,659
*	Planet Fitness Inc. Class A	1,165,524	80,095
*	Grand Canyon Education Inc.	675,606	77,364
	Gentex Corp.	3,627,453	75,016
*	Caesars Entertainment Corp.	8,103,265	70,417
	Wyndham Hotels & Resorts Inc.	1,372,191	68,596
	Toll Brothers Inc.	1,870,663	67,718
	Polaris Industries Inc.	799,912	67,537
	Carter's Inc.	634,954	63,997

^	Williams-Sonoma Inc.	1,119,969	63,021
*	Skechers U.S.A. Inc. Class A	1,864,853	62,678
*	Ollie's Bargain Outlet Holdings Inc.	716,972	61,179
	Brunswick Corp.	1,210,860	60,943
*	Deckers Outdoor Corp.	407,112	59,841
	Goodyear Tire & Rubber Co.	3,216,219	58,374
	Texas Roadhouse Inc. Class A	934,445	58,113
*	Chegg Inc.	1,447,037	55,161
^	Cracker Barrel Old Country Store Inc.	335,475	54,216
	Wyndham Destinations Inc.	1,324,690	53,637
	American Eagle Outfitters Inc.	2,347,157	52,036
	Marriott Vacations Worldwide Corp.	550,455	51,468
	Aaron's Inc.	941,134	49,504
	Six Flags Entertainment Corp.	998,301	49,266
	Extended Stay America Inc.	2,638,423	47,360
	Wolverine World Wide Inc.	1,282,669	45,830
	Thor Industries Inc.	732,267	45,672
*,^	iRobot Corp.	387,120	45,560
	Wendy's Co.	2,545,184	45,533
*	Roku Inc.	698,574	45,065
	Churchill Downs Inc.	497,145	44,872
	Columbia Sportswear Co.	410,129	42,727
*	Eldorado Resorts Inc.	909,463	42,463
*	Hilton Grand Vacations Inc.	1,355,570	41,819
	Graham Holdings Co. Class B	60,954	41,643
*	Helen of Troy Ltd.	357,861	41,498
	Monro Inc.	463,694	40,119
	Strategic Education Inc.	304,467	39,980
	Hyatt Hotels Corp. Class A	541,112	39,269
	Dick's Sporting Goods Inc.	1,033,539	38,045
*	Adtalem Global Education Inc.	809,338	37,489
*	Fox Factory Holding Corp.	533,264	37,270
	Choice Hotels International Inc.	477,724	37,138
	Steven Madden Ltd.	1,097,090	37,126
*	Tempur Sealy International Inc.	635,532	36,651
*	frontdoor Inc.	1,054,694	36,303
*	Dorman Products Inc.	408,616	35,995
*	Murphy USA Inc.	418,912	35,867
	Dana Inc.	2,001,201	35,501
*	Floor & Decor Holdings Inc. Class A	807,311	33,277
*	Liberty Expedia Holdings Inc. Class A	766,527	32,807
^	Bed Bath & Beyond Inc.	1,923,598	32,682
*	TopBuild Corp.	487,471	31,598
*	Belmond Ltd. Class A	1,257,069	31,339
	Wingstop Inc.	410,648	31,222
*	Urban Outfitters Inc.	1,051,763	31,174
*	Sally Beauty Holdings Inc.	1,682,005	30,966
	Boyd Gaming Corp.	1,113,761	30,473
*	Penn National Gaming Inc.	1,491,389	29,977
	Jack in the Box Inc.	359,325	29,127
	Lithia Motors Inc. Class A	311,353	28,878
*	AutoNation Inc.	808,229	28,870
	KB Home	1,186,050	28,667
	Cheesecake Factory Inc.	583,099	28,525
*,^	Veoneer Inc.	1,222,266	27,953
*	National Vision Holdings Inc.	885,442	27,829
	Office Depot Inc.	7,625,971	27,682

*	Taylor Morrison Home Corp. Class A	1,539,268	27,322
	Dave & Buster's Entertainment Inc.	543,694	27,114
*,^	RH	261,003	26,870
	LCI Industries	348,547	26,775
*	Visteon Corp.	394,858	26,594
*,^	Carvana Co. Class A	456,053	26,478
	Bloomin' Brands Inc.	1,268,913	25,949
	Red Rock Resorts Inc. Class A	981,995	25,385
	Abercrombie & Fitch Co.	921,051	25,246
*	TRI Pointe Group Inc.	1,993,395	25,197
*	SeaWorld Entertainment Inc.	949,467	24,458
*	Crocs Inc.	939,004	24,179
	Core-Mark Holding Co. Inc.	645,281	23,959
	Delphi Technologies plc	1,242,873	23,938
*	G-III Apparel Group Ltd.	589,082	23,540
	Brinker International Inc.	525,081	23,303
	Penske Automotive Group Inc.	515,026	22,996
*	Meritage Homes Corp.	501,693	22,431
	Dine Brands Global Inc.	244,097	22,284
*	American Axle & Manufacturing Holdings Inc.	1,553,428	22,230
	Children's Place Inc.	225,462	21,933
	La-Z-Boy Inc.	659,016	21,741
*	Shake Shack Inc. Class A	364,012	21,531
	Big Lots Inc.	562,129	21,372
	DSW Inc. Class A	954,894	21,218
	Cooper Tire & Rubber Co.	703,454	21,026
*	Groupon Inc. Class A	5,777,552	20,510
	MDC Holdings Inc.	693,208	20,145
*	Sleep Number Corp.	423,014	19,882
	Callaway Golf Co.	1,236,658	19,700
	Signet Jewelers Ltd.	723,974	19,663
*	Shutterfly Inc.	481,490	19,568
*	Asbury Automotive Group Inc.	275,114	19,082
*	Stamps.com Inc.	230,881	18,796
^	Dillard's Inc. Class A	260,430	18,756
*	K12 Inc.	531,424	18,138
	Oxford Industries Inc.	238,050	17,916
	Tupperware Brands Corp.	683,394	17,481
*	Gentherm Inc.	474,078	17,475
*	Sotheby's	459,894	17,361
^	Papa John's International Inc.	314,568	16,656
*	Career Education Corp.	976,099	16,125
*	Denny's Corp.	871,130	15,985
*,^	LGI Homes Inc.	263,229	15,857
	Group 1 Automotive Inc.	244,209	15,800
	Adient plc	1,218,689	15,794
	Guess? Inc.	805,791	15,794
*	Scientific Games Corp.	772,137	15,767
	Tenneco Inc. Class A	707,706	15,683
*	Garrett Motion Inc.	1,051,579	15,490
	Caleres Inc.	593,617	14,656
	International Speedway Corp. Class A	333,900	14,568
^	GameStop Corp. Class A	1,431,156	14,541
*	Michaels Cos. Inc.	1,259,488	14,383
*	Installed Building Products Inc.	294,303	14,274
	BJ's Restaurants Inc.	300,096	14,189
	Standard Motor Products Inc.	288,521	14,166

*	Cavco Industries Inc.	120,092	14,114
*	Laureate Education Inc. Class A	940,413	14,078
	Skyline Champion Corp.	699,553	13,292
	Sturm Ruger & Co. Inc.	244,996	12,990
*	Genesco Inc.	284,564	12,962
*	Rent-A-Center Inc.	620,854	12,957
	Winnebago Industries Inc.	408,415	12,722
	Shutterstock Inc.	265,758	12,392
*	Boot Barn Holdings Inc.	396,953	11,686
*	Malibu Boats Inc. Class A	291,033	11,519
*	Quotient Technology Inc.	1,120,936	11,064
*	Stoneridge Inc.	381,908	11,022
	Acushnet Holdings Corp.	471,081	10,901
*	Weight Watchers International Inc.	536,607	10,813
*	Cooper-Standard Holdings Inc.	225,901	10,608
*	Houghton Mifflin Harcourt Co.	1,456,526	10,589
*,^	GoPro Inc. Class A	1,594,120	10,362
*	M/I Homes Inc.	386,070	10,277
	Ruth's Hospitality Group Inc.	399,641	10,227
*	Modine Manufacturing Co.	718,395	9,964
*	Century Communities Inc.	390,858	9,369
*,^	Stitch Fix Inc. Class A	329,582	9,304
*	PlayAGS Inc.	375,566	8,987
*,^	Fossil Group Inc.	639,951	8,780
	Movado Group Inc.	237,230	8,630
*	Regis Corp.	432,212	8,502
*	Waitr Holdings Inc.	677,900	8,331
*	America's Car-Mart Inc.	86,129	7,867
*	Conn's Inc.	343,501	7,852
^	Buckle Inc.	409,895	7,673
*	Monarch Casino & Resort Inc.	172,149	7,561
*	Universal Electronics Inc.	196,413	7,297
*	American Outdoor Brands Corp.	776,765	7,255
*	William Lyon Homes Class A	467,918	7,192
*	American Public Education Inc.	233,515	7,033
	Chico's FAS Inc.	1,628,890	6,955
*,^	JC Penney Co. Inc.	4,583,695	6,830
	Ethan Allen Interiors Inc.	356,741	6,824
*	At Home Group Inc.	377,250	6,738
*	Zumiez Inc.	269,205	6,701
*,^	YETI Holdings Inc.	221,100	6,688
^	PetMed Express Inc.	291,188	6,633
*	Vista Outdoor Inc.	816,217	6,538
*	Party City Holdco Inc.	806,834	6,406
^	Camping World Holdings Inc. Class A	458,596	6,379
	Winmark Corp.	33,528	6,323
	Tower International Inc.	297,177	6,250
*	Lindblad Expeditions Holdings Inc.	409,368	6,243
*	Hibbett Sports Inc.	268,293	6,120
*	MarineMax Inc.	316,404	6,062
*	Playa Hotels & Resorts NV	789,119	6,021
	Johnson Outdoors Inc. Class A	84,032	5,997
*	1-800-Flowers.com Inc. Class A	324,490	5,915
*	MasterCraft Boat Holdings Inc.	261,811	5,909
	Haverty Furniture Cos. Inc.	261,621	5,724
*	Chuy's Holdings Inc.	249,104	5,672
	Tailored Brands Inc.	700,527	5,492

	BBX Capital Corp. Class A	916,933	5,428
*	Red Robin Gourmet Burgers Inc.	181,977	5,243
*,^	Overstock.com Inc.	313,797	5,215
	Sonic Automotive Inc. Class A	351,102	5,200
*	Del Taco Restaurants Inc.	507,685	5,107
*	Beazer Homes USA Inc.	442,281	5,091
*	Motorcar Parts of America Inc.	269,440	5,084
	Cato Corp. Class A	335,233	5,022
	Hooker Furniture Corp.	170,855	4,926
*	Carrols Restaurant Group Inc.	490,956	4,895
^	Shoe Carnival Inc.	142,827	4,860
*	Fiesta Restaurant Group Inc.	341,531	4,477
	Barnes & Noble Inc.	808,652	4,391
*	El Pollo Loco Holdings Inc.	328,159	4,269
	Carriage Services Inc. Class A	221,717	4,268
*	Vera Bradley Inc.	321,446	4,259
	Clarus Corp.	331,237	4,243
*	Unifi Inc.	212,260	4,107
*	Express Inc.	957,704	4,099
*,^	Lumber Liquidators Holdings Inc.	400,382	4,044
*,^	Noodles & Co. Class A	580,867	3,950
*	Golden Entertainment Inc.	274,817	3,891
*	Drive Shack Inc.	856,796	3,847
*,^	Lands' End Inc.	231,101	3,839
*	ZAGG Inc.	404,167	3,666
*	Century Casinos Inc.	389,890	3,532
*,^	Funko Inc. Class A	160,458	3,485
	Citi Trends Inc.	177,497	3,427
	Tilly's Inc. Class A	307,137	3,418
*,^	Duluth Holdings Inc.	141,121	3,364
	Tile Shop Holdings Inc.	578,822	3,276
*	Habit Restaurants Inc. Class A	301,701	3,264
*,^	GNC Holdings Inc. Class A	1,179,172	3,219
*	Potbelly Corp.	373,831	3,181
	RCI Hospitality Holdings Inc.	130,471	2,997
*	Del Frisco's Restaurant Group Inc.	458,366	2,938
*	Green Brick Partners Inc.	329,914	2,887
	Culp Inc.	148,464	2,855
*	Liquidity Services Inc.	369,819	2,851
	Nathan's Famous Inc.	39,865	2,727
*	Ascena Retail Group Inc.	2,501,122	2,701
*	Red Lion Hotels Corp.	327,789	2,649
*	Sportsman's Warehouse Holdings Inc.	513,397	2,464
	Rocky Brands Inc.	101,944	2,443
*	Bridgepoint Education Inc. Class A	399,526	2,441
	Weyco Group Inc.	77,311	2,394
	Flexsteel Industries Inc.	102,512	2,377
	Bassett Furniture Industries Inc.	144,743	2,375
*	Nautilus Inc.	423,732	2,356
	Speedway Motorsports Inc.	162,081	2,345
*	Barnes & Noble Education Inc.	553,296	2,324
*	Lovesac Co.	83,184	2,313
*	Biglari Holdings Inc. Class B	15,643	2,211
*,^	Sonos Inc.	207,380	2,134
*	Container Store Group Inc.	235,608	2,073
	Collectors Universe Inc.	117,632	2,061
	Superior Group of Cos. Inc.	116,940	1,944

*	Delta Apparel Inc.	79,196	1,760
*	Town Sports International Holdings Inc.	364,669	1,736
*	J Alexander's Holdings Inc.	174,977	1,718
*	Leaf Group Ltd.	213,647	1,713
*	Vitamin Shoppe Inc.	238,983	1,682
	Marine Products Corp.	122,805	1,654
	Hamilton Beach Brands Holding Co. Class A	76,216	1,636
*	Kirkland's Inc.	230,522	1,621
*	Gaia Inc. Class A	172,290	1,576
	Superior Industries International Inc.	326,845	1,556
^	Bluegreen Vacations Corp.	103,668	1,541
*	VOXX International Corp. Class A	331,345	1,531
*	Tuesday Morning Corp.	701,525	1,487
	Lifetime Brands Inc.	154,073	1,456
	Escalade Inc.	128,577	1,436
*,^	Inspired Entertainment Inc.	195,412	1,302
*	Destination XL Group Inc.	512,322	1,255
*,^	Fred's Inc. Class A	499,688	1,234
	Strattec Security Corp.	41,856	1,230
	J. Jill Inc.	211,775	1,163
*	Build-A-Bear Workshop Inc.	189,011	1,153
*	Shiloh Industries Inc.	207,670	1,142
*,^	Turtle Beach Corp.	100,041	1,136
^	Big 5 Sporting Goods Corp.	351,473	1,118
*	Lakeland Industries Inc.	93,447	1,097
*	Libbey Inc.	352,901	1,002
*,^	Vuzix Corp.	326,806	1,000
*	Aspen Group Inc.	187,581	1,000
*	RTW RetailWinds Inc.	404,818	972
*	New Home Co. Inc.	194,068	924
*,^	Pier 1 Imports Inc.	1,205,166	920
*	Levi Strauss & Co. Class A	38,942	917
*,^	Blue Apron Holdings Inc. Class A	933,474	915
*	Hovnanian Enterprises Inc. Class A	77,201	847
	CSS Industries Inc.	126,546	758
	Ark Restaurants Corp.	38,576	752
*	Universal Technical Institute Inc.	217,070	740
*,^	Famous Dave's of America Inc.	115,967	659
*,^	Sequential Brands Group Inc.	507,312	649
*	Centric Brands Inc.	142,689	642
*,^	Horizon Global Corp.	329,150	639
*,^	Remark Holdings Inc.	342,927	634
*	Full House Resorts Inc.	302,969	612
*	Legacy Housing Corp.	48,914	582
*,^	RumbleON Inc. Class B	117,200	579
*	UQM Technologies Inc.	348,286	575
*,^	JAKKS Pacific Inc.	540,263	546
*,^	Blink Charging Co.	173,297	542
*	Biglari Holdings Inc.	723	532
*	Tandy Leather Factory Inc.	82,294	494
*	Vince Holding Corp.	39,451	489
*,^	Papa Murphy's Holdings Inc.	93,113	488
*,^	Empire Resorts Inc.	45,517	457
	Educational Development Corp.	57,944	439
	Crown Crafts Inc.	80,356	415
*,^	Stein Mart Inc.	402,522	399
	Peak Resorts Inc.	85,997	391

	Dover Motorsports Inc.	181,111	366
	Gaming Partners International Corp.	27,699	361
^	Stage Stores Inc.	338,237	348
*,^	Francesca's Holdings Corp.	508,321	344
*	Lincoln Educational Services Corp.	105,860	328
*	Destination Maternity Corp.	147,492	322
*	EVINE Live Inc.	627,996	294
*,^	Workhorse Group Inc.	443,667	273
*	HyreCar Inc.	54,006	272
*	Emerson Radio Corp.	206,739	269
*	ONE Group Hospitality Inc.	86,514	256
*,^	Arcimoto Inc.	49,196	236
*	Good Times Restaurants Inc.	96,730	234
*	Luby's Inc.	146,561	211
	Unique Fabricating Inc.	45,041	202
*	Nova Lifestyle Inc.	210,360	185
	AMCON Distributing Co.	2,126	185
*	US Auto Parts Network Inc.	177,435	179
*,^	Genius Brands International Inc.	88,809	175
*,^	Iconix Brand Group Inc.	84,013	173
*	Forward Industries Inc.	115,757	171
*	Charles & Colvard Ltd.	150,610	170
*	Rave Restaurant Group Inc.	103,389	159
*	Dixie Group Inc.	168,576	158
^	FAT Brands Inc.	30,842	158
*,^	Monaker Group Inc.	78,800	154
*,^	Cool Holdings Inc.	43,500	152
	Flanigan's Enterprises Inc.	6,352	147
*,^	Sears Hometown and Outlet Stores Inc.	65,252	144
*	Christopher & Banks Corp.	414,199	141
*	Ascent Capital Group Inc. Class A	176,914	133
*	Nevada Gold & Casinos Inc.	49,751	124
*	FTD Cos. Inc.	237,504	121
*	Trans World Entertainment Corp.	247,358	104
*,^	Edison Nation Inc.	20,400	102
*	Sypris Solutions Inc.	85,553	95
*	Diversified Restaurant Holdings Inc.	101,747	91
*,^	Kona Grill Inc.	86,359	79
*	Live Ventures Inc.	9,510	73
*	Summer Infant Inc.	85,344	61
*	Cherokee Inc.	78,331	55
*	DropCar Inc.	14,134	42
	Canterbury Park Holding Corp.	2,730	40
*	Lazydays Holdings Inc.	8,000	38
*	Chanticleer Holdings Inc.	19,975	35
*	YogaWorks Inc.	33,800	31
	Lennar Corp. Class A	471	23
*	XpresSpa Group Inc.	5,426	13
*	Koss Corp.	4,492	9
*,^	iPic Entertainment Inc. Class A	1,500	8
*,^	Comstock Holding Cos. Inc. Class A	2,809	6
	Bowl America Inc. Class A	400	6
*	CTI Industries Corp.	1,768	6
	P&F Industries Inc. Class A	574	5
*	DGSE Cos. Inc.	1,900	1
*,^	ADOMANI Inc.	1,900	1

	Lennar Corp. Class B	6	—
			7,768,757
Consumer Staples (2.6%)
*	US Foods Holding Corp.	3,047,510	106,389
	Bunge Ltd.	1,958,138	103,918
*	Post Holdings Inc.	921,155	100,774
	Ingredion Inc.	927,432	87,819
*	Herbalife Nutrition Ltd.	1,412,104	74,827
	Keurig Dr Pepper Inc.	2,557,635	71,537
	Casey's General Stores Inc.	512,177	65,953
*	Performance Food Group Co.	1,474,266	58,440
	Flowers Foods Inc.	2,569,151	54,774
*	TreeHouse Foods Inc.	779,905	50,343
*	Darling Ingredients Inc.	2,296,052	49,710
	Lancaster Colony Corp.	273,927	42,922
	Energizer Holdings Inc.	885,568	39,789
*	Sprouts Farmers Market Inc.	1,737,612	37,428
	Nu Skin Enterprises Inc. Class A	772,920	36,992
*	Boston Beer Co. Inc. Class A	122,480	36,099
*	BJ's Wholesale Club Holdings Inc.	1,308,576	35,855
	Sanderson Farms Inc.	271,534	35,799
	J&J Snack Foods Corp.	210,366	33,415
*	Edgewell Personal Care Co.	756,179	33,189
	WD-40 Co.	194,682	32,987
	Spectrum Brands Holdings Inc.	584,821	32,036
*	Hain Celestial Group Inc.	1,247,416	28,840
^	B&G Foods Inc.	924,994	22,588
	Medifast Inc.	167,759	21,398
	Universal Corp.	349,166	20,122
	PriceSmart Inc.	323,820	19,067
	Coca-Cola Consolidated Inc.	65,855	18,955
	Cal-Maine Foods Inc.	422,981	18,878
	Inter Parfums Inc.	245,402	18,619
^	Calavo Growers Inc.	218,600	18,330
*	Avon Products Inc.	6,209,173	18,255
*	Freshpet Inc.	418,479	17,697
*	Hostess Brands Inc. Class A	1,397,555	17,469
	Vector Group Ltd.	1,506,699	16,257
	Seaboard Corp.	3,791	16,243
*	USANA Health Sciences Inc.	193,586	16,236
*	Pilgrim's Pride Corp.	725,391	16,169
*	Central Garden & Pet Co. Class A	625,805	14,550
*	Simply Good Foods Co.	702,679	14,468
^	MGP Ingredients Inc.	178,716	13,788
	Andersons Inc.	366,199	11,803
	Fresh Del Monte Produce Inc.	420,106	11,355
^	Tootsie Roll Industries Inc.	277,336	10,328
*	Chefs' Warehouse Inc.	324,375	10,072
	National Beverage Corp.	172,328	9,948
*,^	Rite Aid Corp.	15,020,590	9,538
	Weis Markets Inc.	230,878	9,422
*	United Natural Foods Inc.	710,311	9,390
	John B Sanfilippo & Son Inc.	125,532	9,022
	SpartanNash Co.	513,224	8,145
*	Primo Water Corp.	475,300	7,348
	Ingles Markets Inc. Class A	208,716	5,765
	Turning Point Brands Inc.	122,766	5,658

*	Landec Corp.	422,657	5,190
	Limoneira Co.	210,950	4,964
*,^	New Age Beverages Corp.	870,058	4,577
	Dean Foods Co.	1,284,244	3,891
*,^	elf Beauty Inc.	312,212	3,309
*	Seneca Foods Corp. Class A	130,939	3,221
*	Farmer Brothers Co.	158,103	3,164
	Village Super Market Inc. Class A	107,734	2,944
*,^	Pyxus International Inc.	115,370	2,756
*,^	22nd Century Group Inc.	1,599,596	2,735
*	Lifevantage Corp.	187,059	2,673
*	Central Garden & Pet Co.	99,325	2,539
*	Craft Brew Alliance Inc.	157,103	2,196
*,^	Revlon Inc. Class A	110,345	2,138
	Oil-Dri Corp. of America	65,419	2,037
*	Smart & Final Stores Inc.	400,506	1,978
^	Natural Health Trends Corp.	116,955	1,516
*	Natural Grocers by Vitamin Cottage Inc.	116,161	1,388
	Alico Inc.	46,718	1,271
*,^	Celsius Holdings Inc.	269,390	1,148
*	Alkaline Water Co. Inc.	465,365	1,112
	United-Guardian Inc.	56,697	1,086
*	RiceBran Technologies	240,485	895
*	Reed's Inc.	303,758	878
	Rocky Mountain Chocolate Factory Inc.	96,131	867
*	Natural Alternatives International Inc.	73,591	846
*	Nature's Sunshine Products Inc.	91,053	846
*	Veru Inc.	556,002	812
*,^	Castle Brands Inc.	1,107,894	772
*	S&W Seed Co.	243,484	653
*,^	Youngevity International Inc.	94,554	539
*	Eastside Distilling Inc.	86,197	501
*	Coffee Holding Co. Inc.	55,673	301
*	Lifeway Foods Inc.	87,868	213
*,^	Orchids Paper Products Co.	132,485	164
	Mannatech Inc.	7,785	136
*,^	Arcadia Biosciences Inc.	18,855	132
*	Bridgford Foods Corp.	4,305	103
*,^	MYOS RENS Technology Inc.	48,910	78
*	Ocean Bio-Chem Inc.	19,130	65
*	HF Foods Group Inc.	3,966	53
*	Ifresh Inc.	26,239	31
*	Reliv International Inc.	4,459	19
*	CCA Industries Inc.	9,900	15
*	Cyanotech Corp.	2,701	9
*	Willamette Valley Vineyards Inc.	1,134	8
			1,753,487
Energy (3.4%)
*	Cheniere Energy Inc.	3,089,404	211,192
	Targa Resources Corp.	3,196,334	132,808
	EQT Corp.	3,561,662	73,869
*	WPX Energy Inc.	5,502,239	72,134
*	Parsley Energy Inc. Class A	3,666,562	70,765
	Murphy Oil Corp.	2,274,103	66,631
	Equitrans Midstream Corp.	2,849,675	62,066
*	Transocean Ltd.	7,025,663	61,193
*	Continental Resources Inc.	1,202,212	53,823

	PBF Energy Inc. Class A	1,673,908	52,125
*,^	Chesapeake Energy Corp.	14,549,519	45,103
*	Apergy Corp.	1,084,655	44,536
	Core Laboratories NV	617,971	42,597
	Patterson-UTI Energy Inc.	2,971,576	41,661
	Delek US Holdings Inc.	1,050,469	38,258
*	PDC Energy Inc.	923,969	37,587
*	Southwestern Energy Co.	7,552,240	35,420
*	Whiting Petroleum Corp.	1,254,428	32,791
	Range Resources Corp.	2,885,431	32,432
	Peabody Energy Corp.	1,122,790	31,809
*	CNX Resources Corp.	2,773,302	29,868
*	Matador Resources Co.	1,439,532	27,826
	World Fuel Services Corp.	947,495	27,373
*	Antero Resources Corp.	3,021,473	26,680
*	QEP Resources Inc.	3,273,771	25,503
	SM Energy Co.	1,433,128	25,065
*	Callon Petroleum Co.	3,163,165	23,882
	Ensco plc Class A	6,062,807	23,827
*	ProPetro Holding Corp.	1,039,892	23,439
*	Dril-Quip Inc.	508,692	23,323
*	Centennial Resource Development Inc. Class A	2,653,066	23,320
*	Cactus Inc. Class A	648,180	23,075
*	Oasis Petroleum Inc.	3,767,005	22,753
	Arch Coal Inc. Class A	248,307	22,663
*	Oceaneering International Inc.	1,378,484	21,739
	Kosmos Energy Ltd.	3,310,213	20,623
*	Rowan Cos. plc Class A	1,776,857	19,172
	McDermott International Inc.	2,528,210	18,810
^	US Silica Holdings Inc.	1,022,800	17,756
	Archrock Inc.	1,815,224	17,753
*	California Resources Corp.	686,673	17,654
*	SRC Energy Inc.	3,393,164	17,373
	CVR Energy Inc.	413,033	17,017
*	Gulfport Energy Corp.	2,077,398	16,661
	Nabors Industries Ltd.	4,537,711	15,610
*	Helix Energy Solutions Group Inc.	1,947,180	15,402
*,^	Tellurian Inc.	1,321,473	14,800
*	Carrizo Oil & Gas Inc.	1,168,285	14,568
*	Magnolia Oil & Gas Corp.	1,196,219	14,355
*	Oil States International Inc.	844,645	14,325
*	C&J Energy Services Inc.	871,911	13,532
	SemGroup Corp. Class A	917,616	13,526
*	CONSOL Energy Inc.	391,698	13,404
*	Denbury Resources Inc.	6,457,295	13,237
*	Newpark Resources Inc.	1,293,532	11,849
*	Renewable Energy Group Inc.	530,112	11,641
*	Unit Corp.	761,000	10,837
*	Tidewater Inc.	445,736	10,337
*	SEACOR Holdings Inc.	244,056	10,319
*	Select Energy Services Inc. Class A	847,333	10,185
*	Superior Energy Services Inc.	2,150,708	10,044
*	Noble Corp. plc	3,420,594	9,817
*	Weatherford International plc	14,049,500	9,807
*,^	Diamond Offshore Drilling Inc.	899,444	9,435
^	RPC Inc.	815,846	9,309
*,^	Jagged Peak Energy Inc.	884,700	9,263

	Green Plains Inc.	549,063	9,158
*	W&T Offshore Inc.	1,277,833	8,817
*	Northern Oil and Gas Inc.	3,075,501	8,427
*	Penn Virginia Corp.	189,771	8,369
^	Liberty Oilfield Services Inc. Class A	540,854	8,324
*	Talos Energy Inc.	312,336	8,296
*	KLX Energy Services Holdings Inc.	317,422	7,980
*	Par Pacific Holdings Inc.	434,638	7,741
*	Exterran Corp.	455,468	7,675
*	Matrix Service Co.	381,957	7,479
*	International Seaways Inc.	420,519	7,208
*	Extraction Oil & Gas Inc.	1,607,825	6,801
*	REX American Resources Corp.	82,502	6,650
*	Laredo Petroleum Inc.	2,128,654	6,578
*	Keane Group Inc.	603,923	6,577
*	Frank's International NV	1,044,741	6,488
	Solaris Oilfield Infrastructure Inc. Class A	392,056	6,445
*	Clean Energy Fuels Corp.	1,983,105	6,128
*	Bonanza Creek Energy Inc.	266,512	6,047
*	Forum Energy Technologies Inc.	1,114,766	5,696
*,^	Altus Midstream Co. Class A	821,700	4,848
*	Ring Energy Inc.	824,522	4,840
*	FTS International Inc.	470,605	4,706
	Falcon Minerals Corp.	518,315	4,582
*	TETRA Technologies Inc.	1,778,382	4,161
*	Contura Energy Inc.	68,800	3,985
	Panhandle Oil and Gas Inc. Class A	223,317	3,506
*	HighPoint Resources Corp.	1,586,175	3,505
*	SandRidge Energy Inc.	435,047	3,489
*	Era Group Inc.	301,148	3,475
*	Nine Energy Service Inc.	152,655	3,458
*	SEACOR Marine Holdings Inc.	256,601	3,415
*	Geospace Technologies Corp.	249,142	3,224
	Berry Petroleum Corp.	279,143	3,221
*,^	Uranium Energy Corp.	2,294,276	3,212
	Evolution Petroleum Corp.	465,691	3,143
*	Roan Resources Inc.	511,600	3,126
*	Natural Gas Services Group Inc.	178,552	3,091
*	Abraxas Petroleum Corp.	2,452,100	3,065
*	US Well Services Inc.	380,586	3,037
	Mammoth Energy Services Inc.	178,399	2,970
*	Dorian LPG Ltd.	457,270	2,936
*,^	Halcon Resources Corp.	2,051,855	2,770
*	Midstates Petroleum Co. Inc.	279,697	2,733
*	Chaparral Energy Inc. Class A	457,658	2,609
*,^	Covia Holdings Corp.	434,331	2,428
	NACCO Industries Inc. Class A	60,157	2,299
*	ION Geophysical Corp.	146,446	2,115
*	Gulf Island Fabrication Inc.	228,031	2,091
*	Earthstone Energy Inc. Class A	295,017	2,089
*	Pioneer Energy Services Corp.	1,111,387	1,967
*	Overseas Shipholding Group Inc. Class A	835,113	1,912
*	RigNet Inc.	184,815	1,806
*	SilverBow Resources Inc.	77,094	1,773
*,^	Ultra Petroleum Corp.	2,791,794	1,703
*	VAALCO Energy Inc.	745,157	1,669
*	Goodrich Petroleum Corp.	108,948	1,482

*,^	Comstock Resources Inc.	212,241	1,471
*	Basic Energy Services Inc.	382,330	1,453
	Hallador Energy Co.	269,977	1,420
*	Independence Contract Drilling Inc.	487,669	1,351
*,^	Smart Sand Inc.	301,025	1,340
*	Lonestar Resources US Inc. Class A	327,678	1,314
*,^	Montage Resources Corp.	85,277	1,283
*	Contango Oil & Gas Co.	375,264	1,182
*	NCS Multistage Holdings Inc.	202,955	1,051
	Adams Resources & Energy Inc.	26,556	1,037
*,^	CARBO Ceramics Inc.	279,125	977
*,^	Torchlight Energy Resources Inc.	573,989	941
*	Isramco Inc.	7,853	887
*,^	Lilis Energy Inc.	683,760	800
*	Profire Energy Inc.	441,797	791
*	Dawson Geophysical Co.	260,463	763
*,^	NextDecade Corp.	130,775	722
*	PrimeEnergy Resources Corp.	3,991	654
*	Hornbeck Offshore Services Inc.	507,761	630
*,^	Bristow Group Inc.	559,002	620
*	Pacific Ethanol Inc.	606,815	595
*	Aspen Aerogels Inc.	229,377	585
*,^	Zion Oil & Gas Inc.	765,109	578
*	Mitcham Industries Inc.	137,162	539
*	Key Energy Services Inc.	132,045	536
*	Ranger Energy Services Inc.	66,043	526
*	Vertex Energy Inc.	318,653	516
*	Quintana Energy Services Inc.	114,748	496
*,^	Alta Mesa Resources Inc. Class A	1,731,876	460
*	Rosehill Resources Inc. Class A	125,800	428
*	Legacy Reserves Inc.	839,558	412
*	TransAtlantic Petroleum Ltd.	337,879	293
*	Centrus Energy Corp. Class A	94,105	263
*,^	Approach Resources Inc.	688,201	243
*	Enservco Corp.	450,210	239
*,^	Gevo Inc.	107,879	236
*,^	EP Energy Corp. Class A	651,272	169
*,^	PEDEVCO Corp.	60,609	168
*	Superior Drilling Products Inc.	91,783	121
*,^	SAExploration Holdings Inc.	30,043	102
*,^	Aemetis Inc.	113,906	95
*	Synthesis Energy Systems Inc.	138,584	75
	Cimarex Energy Co.	1,068	75
*,^	New Concept Energy Inc.	29,463	66
*	Barnwell Industries Inc.	44,204	65
*	Tengasco Inc.	47,328	49
*,^	Westwater Resources Inc.	237,435	32
*	ENGlobal Corp.	44,862	23
*	US Energy Corp. Wyoming	28,339	22
*,^	Houston American Energy Corp.	93,484	20
	Euronav NV	2,293	19
*,^	Yuma Energy Inc.	27,755	3
*,^	Camber Energy Inc.	7,826	3
*	Mexco Energy Corp.	600	3
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	1
*,^,§	Harvest Natural Resources Inc.	133,886	—
			2,323,625

Financials (15.8%)
* Markel Corp.	193,954	193,225
Annaly Capital Management Inc.	19,260,602	192,413
TD Ameritrade Holding Corp.	3,759,957	187,960
* Arch Capital Group Ltd.	5,637,495	182,204
KKR & Co. Inc. Class A	7,444,180	174,864
Ally Financial Inc.	5,640,830	155,066
Fidelity National Financial Inc.	3,855,272	140,910
AGNC Investment Corp.	7,416,108	133,490
FactSet Research Systems Inc.	528,627	131,242
MarketAxess Holdings Inc.	527,917	129,910
Reinsurance Group of America Inc. Class A	878,338	124,706
* Alleghany Corp.	202,134	123,787
WR Berkley Corp.	1,343,978	113,862
Voya Financial Inc.	2,103,187	105,075
Signature Bank	772,470	98,930
East West Bancorp Inc.	2,028,875	97,325
Brown & Brown Inc.	3,259,500	96,188
New Residential Investment Corp.	5,679,207	96,035
SEI Investments Co.	1,810,202	94,583
American Financial Group Inc.	979,885	94,275
Cullen/Frost Bankers Inc.	888,072	86,205
Starwood Property Trust Inc.	3,831,187	85,627
RenaissanceRe Holdings Ltd.	591,656	84,903
Old Republic International Corp.	3,979,130	83,243
LPL Financial Holdings Inc.	1,186,989	82,674
Commerce Bancshares Inc.	1,389,152	80,654
First American Financial Corp.	1,561,673	80,426
* Credit Acceptance Corp.	170,069	76,859
Synovus Financial Corp.	2,229,224	76,596
New York Community Bancorp Inc.	6,541,096	75,680
Popular Inc.	1,405,232	73,255
Primerica Inc.	596,721	72,889
* Athene Holding Ltd. Class A	1,762,246	71,900
CIT Group Inc.	1,411,744	67,721
Webster Financial Corp.	1,298,170	65,778
* MGIC Investment Corp.	4,980,560	65,694
Assured Guaranty Ltd.	1,477,169	65,631
Lazard Ltd. Class A	1,813,092	65,525
Kemper Corp.	854,734	65,079
Hanover Insurance Group Inc.	567,633	64,807
Eaton Vance Corp.	1,601,045	64,538
Axis Capital Holdings Ltd.	1,167,517	63,957
Prosperity Bancshares Inc.	923,215	63,757
PacWest Bancorp	1,685,000	63,373
First Horizon National Corp.	4,457,189	62,312
Radian Group Inc.	2,990,751	62,028
* Essent Group Ltd.	1,377,349	59,846
Blackstone Mortgage Trust Inc. Class A	1,725,047	59,618
AXA Equitable Holdings Inc.	2,923,147	58,872
Janus Henderson Group plc	2,311,395	57,739
Pinnacle Financial Partners Inc.	1,024,578	56,044
* Western Alliance Bancorp	1,357,711	55,720
IBERIABANK Corp.	775,029	55,577
Sterling Bancorp	2,981,312	55,542
^ First Financial Bankshares Inc.	952,391	55,029
Interactive Brokers Group Inc.	1,053,484	54,655

	FirstCash Inc.	613,696	53,085
	Stifel Financial Corp.	1,004,866	53,017
	Wintrust Financial Corp.	784,709	52,834
	Selective Insurance Group Inc.	831,422	52,612
	Evercore Inc. Class A	573,358	52,176
	United Bankshares Inc.	1,428,333	51,763
	Two Harbors Investment Corp.	3,777,401	51,108
	Umpqua Holdings Corp.	3,066,543	50,598
	First Citizens BancShares Inc. Class A	122,513	49,887
	Erie Indemnity Co. Class A	277,830	49,598
	Associated Banc-Corp	2,307,412	49,263
	Chimera Investment Corp.	2,606,658	48,849
	Hancock Whitney Corp.	1,196,702	48,347
	Bank OZK	1,664,379	48,234
	Glacier Bancorp Inc.	1,187,973	47,602
	FNB Corp.	4,488,906	47,582
	TCF Financial Corp.	2,293,003	47,442
	MB Financial Inc.	1,101,914	46,401
	BankUnited Inc.	1,388,759	46,385
	Bank of Hawaii Corp.	582,366	45,931
	MFA Financial Inc.	6,233,262	45,316
	Valley National Bancorp	4,617,782	44,238
	Community Bank System Inc.	722,660	43,193
	White Mountains Insurance Group Ltd.	44,478	41,164
	Chemical Financial Corp.	996,323	41,009
*	Green Dot Corp. Class A	666,405	40,417
	UMB Financial Corp.	619,094	39,647
	RLI Corp.	550,182	39,476
	Federated Investors Inc. Class B	1,342,341	39,344
	Investors Bancorp Inc.	3,318,262	39,321
	Home BancShares Inc.	2,181,860	38,335
*	Texas Capital Bancshares Inc.	699,913	38,208
	SLM Corp.	3,829,396	37,949
*	Enstar Group Ltd.	212,633	36,998
	Fulton Financial Corp.	2,379,188	36,830
*,^	LendingTree Inc.	104,306	36,670
	Cathay General Bancorp	1,078,637	36,577
	BOK Financial Corp.	447,743	36,513
	CNO Financial Group Inc.	2,255,973	36,502
	BancorpSouth Bank	1,270,860	35,864
	Navient Corp.	3,052,157	35,313
	First BanCorp	3,064,131	35,115
	Old National Bancorp	2,128,928	34,914
	South State Corp.	503,613	34,417
	Santander Consumer USA Holdings Inc.	1,616,037	34,147
	American Equity Investment Life Holding Co.	1,263,748	34,146
	Argo Group International Holdings Ltd.	477,253	33,723
	OneMain Holdings Inc.	1,056,535	33,545
	Columbia Banking System Inc.	1,024,616	33,495
	First Financial Bancorp	1,386,337	33,355
	Washington Federal Inc.	1,149,315	33,204
	First Hawaiian Inc.	1,261,305	32,857
	Morningstar Inc.	260,010	32,759
	Legg Mason Inc.	1,187,106	32,491
	Union Bankshares Corp.	1,002,781	32,420
	Independent Bank Corp.	393,932	31,912
	Cadence BanCorp Class A	1,716,887	31,848

Simmons First National Corp. Class A	1,297,780	31,770
WesBanco Inc.	774,597	30,790
Trustmark Corp.	909,854	30,598
CVB Financial Corp.	1,451,061	30,545
First Midwest Bancorp Inc.	1,484,511	30,373
WSFS Financial Corp.	762,733	29,442
International Bancshares Corp.	770,642	29,308
Apollo Commercial Real Estate Finance Inc.	1,573,596	28,639
Invesco Mortgage Capital Inc.	1,779,402	28,115
United Community Banks Inc.	1,122,082	27,974
* Genworth Financial Inc. Class A	7,042,394	26,972
Moelis & Co. Class A	641,461	26,691
Capitol Federal Financial Inc.	1,969,132	26,288
First Merchants Corp.	711,460	26,217
ProAssurance Corp.	757,442	26,215
Independent Bank Group Inc.	498,261	25,556
Great Western Bancorp Inc.	803,582	25,385
Northwest Bancshares Inc.	1,439,334	24,426
* NMI Holdings Inc. Class A	938,898	24,289
CenterState Bank Corp.	1,016,268	24,197
Banner Corp.	437,055	23,675
LegacyTexas Financial Group Inc.	629,566	23,539
Westamerica Bancorporation	377,708	23,342
* Cannae Holdings Inc.	944,775	22,920
Towne Bank	917,387	22,705
Renasant Corp.	669,676	22,669
* Blucora Inc.	677,449	22,613
Houlihan Lokey Inc. Class A	487,737	22,363
Hope Bancorp Inc.	1,708,616	22,349
Provident Financial Services Inc.	861,563	22,306
Navigators Group Inc.	318,193	22,232
* Eagle Bancorp Inc.	442,552	22,216
NBT Bancorp Inc.	615,465	22,163
Ares Management Corp.	950,689	22,065
ServisFirst Bancshares Inc.	649,769	21,936
* Axos Financial Inc.	756,818	21,917
Redwood Trust Inc.	1,338,631	21,619
Virtu Financial Inc. Class A	902,906	21,444
National General Holdings Corp.	896,131	21,265
Ladder Capital Corp. Class A	1,221,189	20,785
Horace Mann Educators Corp.	578,377	20,365
BGC Partners Inc. Class A	3,791,969	20,135
Walker & Dunlop Inc.	390,345	19,872
PennyMac Mortgage Investment Trust	951,928	19,714
S&T Bancorp Inc.	496,578	19,630
FGL Holdings	2,488,612	19,585
Ameris Bancorp	560,797	19,263
Mercury General Corp.	380,559	19,055
* Seacoast Banking Corp. of Florida	721,541	19,013
First Interstate BancSystem Inc. Class A	475,634	18,940
PennyMac Financial Services Inc.	851,392	18,935
Employers Holdings Inc.	466,163	18,698
* LendingClub Corp.	6,000,764	18,542
Kinsale Capital Group Inc.	269,250	18,462
Waddell & Reed Financial Inc. Class A	1,066,396	18,438
Hilltop Holdings Inc.	1,010,009	18,433
Colony Credit Real Estate Inc.	1,160,898	18,180

	Artisan Partners Asset Management Inc. Class A	714,580	17,986
	Park National Corp.	188,602	17,870
	City Holding Co.	233,675	17,804
	Safety Insurance Group Inc.	203,612	17,743
	First Commonwealth Financial Corp.	1,395,142	17,579
	Heartland Financial USA Inc.	408,023	17,402
*	PRA Group Inc.	645,363	17,302
	James River Group Holdings Ltd.	426,168	17,081
	Nelnet Inc. Class A	308,671	16,999
	Kearny Financial Corp.	1,315,584	16,932
	Pacific Premier Bancorp Inc.	631,919	16,765
	CNA Financial Corp.	380,882	16,511
	Brookline Bancorp Inc.	1,131,164	16,289
	AMERISAFE Inc.	273,938	16,272
*	eHealth Inc.	259,294	16,164
	Lakeland Financial Corp.	354,958	16,051
	ARMOUR Residential REIT Inc.	806,919	15,759
	Sandy Spring Bancorp Inc.	503,118	15,738
	New York Mortgage Trust Inc.	2,546,989	15,511
	Berkshire Hills Bancorp Inc.	566,082	15,420
	Veritex Holdings Inc.	636,619	15,419
	First Busey Corp.	615,904	15,028
	OceanFirst Financial Corp.	624,306	15,021
	TPG RE Finance Trust Inc.	764,935	14,993
	Southside Bancshares Inc.	447,127	14,858
	TriCo Bancshares	377,558	14,834
	Piper Jaffray Cos.	203,426	14,816
	First Bancorp	421,424	14,649
	American National Insurance Co.	120,436	14,551
	Stewart Information Services Corp.	336,326	14,358
	Universal Insurance Holdings Inc.	456,045	14,137
	Heritage Financial Corp.	469,014	14,136
	Tompkins Financial Corp.	176,464	13,424
	Granite Point Mortgage Trust Inc.	714,777	13,273
	Flagstar Bancorp Inc.	400,402	13,181
	United Fire Group Inc.	298,403	13,043
	Cohen & Steers Inc.	307,745	13,008
^	Arbor Realty Trust Inc.	990,544	12,847
	Boston Private Financial Holdings Inc.	1,167,926	12,800
	BancFirst Corp.	244,578	12,755
	Enterprise Financial Services Corp.	311,919	12,717
	National Bank Holdings Corp. Class A	376,382	12,518
	TFS Financial Corp.	740,888	12,202
*	MBIA Inc.	1,281,191	12,197
	OFG Bancorp	609,722	12,066
	Meridian Bancorp Inc.	762,050	11,957
*,^	Trupanion Inc.	363,903	11,914
	Central Pacific Financial Corp.	405,005	11,680
	WisdomTree Investments Inc.	1,640,647	11,583
*	Ambac Financial Group Inc.	639,059	11,580
	PJT Partners Inc.	273,685	11,440
	Hamilton Lane Inc. Class A	259,574	11,312
*	Columbia Financial Inc.	720,518	11,291
*,^	Encore Capital Group Inc.	411,641	11,209
*	Third Point Reinsurance Ltd.	1,044,884	10,846
*	World Acceptance Corp.	91,236	10,686
	TrustCo Bank Corp. NY	1,374,078	10,663

* Focus Financial Partners Inc. Class A	298,796	10,649
* Enova International Inc.	465,423	10,621
1st Source Corp.	235,346	10,569
United Financial Bancorp Inc.	734,380	10,538
Univest Financial Corp.	425,616	10,411
Bryn Mawr Bank Corp.	287,861	10,400
Stock Yards Bancorp Inc.	303,440	10,259
Capstead Mortgage Corp.	1,194,017	10,257
Washington Trust Bancorp Inc.	211,225	10,170
* Triumph Bancorp Inc.	345,046	10,141
Carolina Financial Corp.	293,117	10,139
Lakeland Bancorp Inc.	678,348	10,128
* HomeStreet Inc.	375,733	9,901
Northfield Bancorp Inc.	712,176	9,899
Virtus Investment Partners Inc.	100,848	9,838
Community Trust Bancorp Inc.	237,036	9,733
* National Commerce Corp.	245,429	9,623
Federal Agricultural Mortgage Corp.	132,409	9,590
Camden National Corp.	226,508	9,450
Hanmi Financial Corp.	437,991	9,316
Blue Hills Bancorp Inc.	374,867	8,959
* INTL. FCStone Inc.	229,873	8,910
Oritani Financial Corp.	534,680	8,892
Flushing Financial Corp.	403,378	8,846
German American Bancorp Inc.	300,754	8,842
Preferred Bank	195,023	8,770
Great Southern Bancorp Inc.	168,720	8,757
FBL Financial Group Inc. Class A	139,126	8,726
Fidelity Southern Corp.	316,913	8,680
Horizon Bancorp Inc.	538,012	8,657
ConnectOne Bancorp Inc.	425,633	8,385
First Defiance Financial Corp.	291,489	8,377
National Western Life Group Inc. Class A	31,703	8,321
Dime Community Bancshares Inc.	442,714	8,292
Banc of California Inc.	597,475	8,269
Mercantile Bank Corp.	249,216	8,154
KKR Real Estate Finance Trust Inc.	404,405	8,096
CBTX Inc.	247,404	8,033
Peoples Bancorp Inc.	257,378	7,971
* HarborOne Bancorp Inc.	459,886	7,910
Meta Financial Group Inc.	393,608	7,746
Independent Bank Corp. Michigan	359,503	7,729
FB Financial Corp.	242,213	7,693
State Auto Financial Corp.	231,001	7,605
Bridge Bancorp Inc.	258,920	7,586
AG Mortgage Investment Trust Inc.	445,331	7,499
First Foundation Inc.	544,603	7,390
* Customers Bancorp Inc.	398,835	7,303
* Donnelley Financial Solutions Inc.	488,553	7,270
First of Long Island Corp.	329,341	7,222
Western Asset Mortgage Capital Corp.	695,371	7,114
Bank of Marin Bancorp	171,893	6,994
* EZCORP Inc. Class A	741,784	6,913
* TriState Capital Holdings Inc.	333,670	6,817
United Community Financial Corp.	723,174	6,762
Heritage Commerce Corp.	552,711	6,688
First Community Bankshares Inc.	201,603	6,681

	First Financial Corp.	156,637	6,579
	Ready Capital Corp.	443,079	6,500
	Peapack Gladstone Financial Corp.	247,094	6,479
*	Bancorp Inc.	799,751	6,462
	Midland States Bancorp Inc.	268,371	6,457
*	Nicolet Bankshares Inc.	108,215	6,450
	QCR Holdings Inc.	189,960	6,443
	HomeTrust Bancshares Inc.	254,757	6,420
*	Atlantic Capital Bancshares Inc.	359,877	6,417
	Waterstone Financial Inc.	388,579	6,396
	Arrow Financial Corp.	192,681	6,337
	Diamond Hill Investment Group Inc.	45,030	6,304
	People's Utah Bancorp	239,057	6,304
	Financial Institutions Inc.	228,053	6,198
	Anworth Mortgage Asset Corp.	1,497,322	6,049
*	Equity Bancshares Inc. Class A	209,286	6,027
	Dynex Capital Inc.	972,058	5,920
	Opus Bank	296,072	5,862
*	Allegiance Bancshares Inc.	170,227	5,740
	Ares Commercial Real Estate Corp.	372,378	5,656
	Republic Bancorp Inc. Class A	125,210	5,599
*	Cowen Inc. Class A	386,373	5,599
	Bar Harbor Bankshares	215,769	5,582
	First Bancshares Inc.	176,119	5,442
	Farmers National Banc Corp.	389,893	5,377
	Live Oak Bancshares Inc.	366,657	5,357
	Greenhill & Co. Inc.	246,014	5,292
	Old Line Bancshares Inc.	210,812	5,256
	Heritage Insurance Holdings Inc.	341,184	4,981
	Old Second Bancorp Inc.	391,285	4,926
	Franklin Financial Network Inc.	167,432	4,857
	United Insurance Holdings Corp.	304,492	4,841
	CNB Financial Corp.	191,295	4,834
^	Orchid Island Capital Inc.	729,471	4,800
	Macatawa Bank Corp.	481,439	4,786
	First Mid-Illinois Bancshares Inc.	141,303	4,708
	Exantas Capital Corp.	437,140	4,647
*,^	Health Insurance Innovations Inc. Class A	171,011	4,587
	Ladenburg Thalmann Financial Services Inc.	1,590,122	4,500
	Sierra Bancorp	184,992	4,495
	PCSB Financial Corp.	229,567	4,493
	Merchants Bancorp	208,918	4,492
	Civista Bancshares Inc.	204,812	4,471
*	Byline Bancorp Inc.	241,443	4,462
	Citizens & Northern Corp.	173,000	4,332
	Cambridge Bancorp	51,649	4,279
	West Bancorporation Inc.	206,778	4,276
*,^	Citizens Inc. Class A	639,097	4,263
*	Greenlight Capital Re Ltd. Class A	391,796	4,259
	Westwood Holdings Group Inc.	118,197	4,169
	EMC Insurance Group Inc.	130,563	4,162
	Arlington Asset Investment Corp. Class A	519,916	4,139
	HCI Group Inc.	95,048	4,061
*	On Deck Capital Inc.	738,550	4,003
	MidWestOne Financial Group Inc.	146,567	3,994
	Southern National Bancorp of Virginia Inc.	266,117	3,899
*	Republic First Bancorp Inc.	740,369	3,887

National Bankshares Inc.	88,924	3,810
^ Goosehead Insurance Inc. Class A	136,619	3,809
Capital City Bank Group Inc.	174,134	3,793
Farmers & Merchants Bancorp Inc.	124,691	3,753
* Mr Cooper Group Inc.	390,131	3,741
Oppenheimer Holdings Inc. Class A	143,750	3,740
American National Bankshares Inc.	106,066	3,704
Cherry Hill Mortgage Investment Corp.	215,084	3,704
* Safeguard Scientifics Inc.	333,098	3,614
B. Riley Financial Inc.	211,688	3,533
* Southern First Bancshares Inc.	103,821	3,516
Business First Bancshares Inc.	143,019	3,510
Northrim BanCorp Inc.	101,950	3,509
Hingham Institution for Savings	20,268	3,486
Home Bancorp Inc.	103,208	3,432
Territorial Bancorp Inc.	125,627	3,381
* Regional Management Corp.	137,877	3,367
ACNB Corp.	90,575	3,351
Century Bancorp Inc. Class A	45,509	3,322
Western New England Bancorp Inc.	359,198	3,315
First Bancorp Inc.	132,979	3,314
Ames National Corp.	118,092	3,237
Investors Title Co.	20,149	3,182
* Howard Bancorp Inc.	209,553	3,103
* Victory Capital Holdings Inc. Class A	206,330	3,099
Investar Holding Corp.	135,809	3,084
Peoples Financial Services Corp.	67,925	3,073
BankFinancial Corp.	204,346	3,039
Enterprise Bancorp Inc.	105,588	3,034
Southern Missouri Bancorp Inc.	96,799	2,981
Great Ajax Corp.	216,053	2,969
Protective Insurance Corp. Class B	160,081	2,965
Summit Financial Group Inc.	111,125	2,946
* Ocwen Financial Corp.	1,603,550	2,918
Reliant Bancorp Inc.	130,657	2,916
FS Bancorp Inc.	57,505	2,903
RBB Bancorp	150,944	2,838
Global Indemnity Ltd.	93,127	2,829
* Metropolitan Bank Holding Corp.	81,011	2,818
First Internet Bancorp	144,080	2,785
First Northwest Bancorp	174,432	2,716
* Spirit of Texas Bancshares Inc.	125,467	2,660
MBT Financial Corp.	265,189	2,657
Guaranty Bancshares Inc.	89,855	2,626
First Choice Bancorp	119,990	2,580
* Select Bancorp Inc.	225,202	2,561
Marlin Business Services Corp.	119,039	2,559
Sterling Bancorp Inc.	250,732	2,542
MutualFirst Financial Inc.	83,628	2,506
Independence Holding Co.	70,062	2,470
First Bank	213,822	2,465
Central Valley Community Bancorp	125,718	2,458
Crawford & Co. Class B	269,080	2,457
Timberland Bancorp Inc.	87,696	2,454
^ Fidelity D&D Bancorp Inc.	41,088	2,429
Luther Burbank Corp.	239,338	2,417
Codorus Valley Bancorp Inc.	112,873	2,410

Bank of Princeton	75,810	2,405
FedNat Holding Co.	148,849	2,388
* Entegra Financial Corp.	106,150	2,383
* Provident Bancorp Inc.	104,863	2,375
First Business Financial Services Inc.	116,955	2,341
First Guaranty Bancshares Inc.	114,146	2,340
Penns Woods Bancorp Inc.	56,837	2,336
Origin Bancorp Inc.	68,598	2,336
LCNB Corp.	134,684	2,310
Shore Bancshares Inc.	154,409	2,302
SI Financial Group Inc.	176,685	2,281
Provident Financial Holdings Inc.	111,991	2,231
Parke Bancorp Inc.	106,511	2,225
Bankwell Financial Group Inc.	75,757	2,211
Tiptree Inc.	347,173	2,198
Bank of Commerce Holdings	206,558	2,179
Chemung Financial Corp.	46,289	2,172
Premier Financial Bancorp Inc.	137,424	2,159
Orrstown Financial Services Inc.	115,965	2,156
* SmartFinancial Inc.	113,732	2,151
BCB Bancorp Inc.	160,168	2,146
Northeast Bancorp	102,005	2,109
United Security Bancshares	196,870	2,087
Community Financial Corp.	73,134	2,075
* Malvern Bancorp Inc.	102,938	2,071
ESSA Bancorp Inc.	133,034	2,049
MidSouth Bancorp Inc.	178,551	2,037
Mackinac Financial Corp.	128,400	2,021
Community Bankers Trust Corp.	275,595	2,017
* Curo Group Holdings Corp.	199,195	1,998
Peoples Bancorp of North Carolina Inc.	74,425	1,980
Ellington Residential Mortgage REIT	165,120	1,965
Associated Capital Group Inc. Class A	49,588	1,962
Middlefield Banc Corp.	47,024	1,938
* NI Holdings Inc.	117,411	1,879
Riverview Bancorp Inc.	256,932	1,878
Donegal Group Inc. Class A	138,033	1,857
Norwood Financial Corp.	58,863	1,815
Amalgamated Bank Class A	115,947	1,815
Pzena Investment Management Inc. Class A	224,114	1,813
Kingstone Cos. Inc.	123,003	1,813
Evans Bancorp Inc.	50,828	1,812
GAIN Capital Holdings Inc.	280,678	1,763
First United Corp.	101,549	1,753
Unity Bancorp Inc.	91,425	1,726
* MMA Capital Holdings Inc.	56,912	1,724
C&F Financial Corp.	33,770	1,709
MVB Financial Corp.	111,911	1,707
CB Financial Services Inc.	71,072	1,687
Ohio Valley Banc Corp.	45,934	1,661
First Financial Northwest Inc.	103,776	1,634
Mid Penn Bancorp Inc.	65,698	1,610
First Community Corp.	84,390	1,609
FNCB Bancorp Inc.	204,000	1,571
SB One Bancorp	72,183	1,568
* Hallmark Financial Services Inc.	147,517	1,534
Hawthorn Bancshares Inc.	65,555	1,524

	GAMCO Investors Inc. Class A	73,819	1,513
	DNB Financial Corp.	39,624	1,497
*	Meridian Corp.	82,000	1,479
	Standard AVB Financial Corp.	54,796	1,478
*	Pacific Mercantile Bancorp	190,482	1,451
	Union Bankshares Inc.	31,655	1,432
	Oak Valley Bancorp	80,206	1,415
	Capstar Financial Holdings Inc.	97,496	1,408
	Colony Bankcorp Inc.	79,031	1,351
	Two River Bancorp	83,507	1,324
	Severn Bancorp Inc.	139,320	1,320
	SB Financial Group Inc.	71,886	1,295
*	PDL Community Bancorp	91,816	1,281
	County Bancorp Inc.	70,459	1,240
	Eagle Bancorp Montana Inc.	72,809	1,233
*	Security National Financial Corp. Class A	255,545	1,206
	1st Constitution Bancorp	65,600	1,166
*	Great Elm Capital Group Inc.	270,514	1,150
	Prudential Bancorp Inc.	65,803	1,142
	Silvercrest Asset Management Group Inc. Class A	78,526	1,119
*	Esquire Financial Holdings Inc.	47,619	1,084
	HopFed Bancorp Inc.	53,433	1,053
	Citizens Community Bancorp Inc.	86,970	1,038
*	HMN Financial Inc.	47,410	1,021
	American River Bankshares	77,554	1,008
*	Elevate Credit Inc.	228,293	991
	AmeriServ Financial Inc.	243,264	978
*	Nicholas Financial Inc.	107,396	967
*	Baycom Corp.	42,668	966
*,^	Siebert Financial Corp.	80,324	949
*	TheStreet Inc.	404,709	943
	Summit State Bank	78,386	908
	Old Point Financial Corp.	42,408	899
*	Bridgewater Bancshares Inc.	85,734	884
	Guaranty Federal Bancshares Inc.	38,891	873
*	Carolina Trust Bancshares Inc.	106,092	870
	Federal Agricultural Mortgage Corp. Class A	12,586	860
	Citizens Holding Co.	37,547	847
*	Ashford Inc.	15,135	840
	Maiden Holdings Ltd.	1,086,333	807
	Plumas Bancorp	34,148	778
	First US Bancshares Inc.	77,118	771
	Sound Financial Bancorp Inc.	22,640	769
	MSB Financial Corp.	42,744	767
	Donegal Group Inc. Class B	63,192	750
*	Consumer Portfolio Services Inc.	209,871	732
	United Bancorp Inc.	67,245	730
	Crawford & Co. Class A	78,537	726
	IF Bancorp Inc.	36,116	720
*,^	Impac Mortgage Holdings Inc.	181,158	710
	Bancorp 34 Inc.	46,824	710
	Hunt Cos. Finance Trust Inc.	203,294	710
	Greene County Bancorp Inc.	22,882	695
	First Savings Financial Group Inc.	12,284	664
	PB Bancorp Inc.	59,458	659
	Auburn National Bancorporation Inc.	16,453	649
	Sachem Capital Corp.	143,397	647

	Salisbury Bancorp Inc.	15,078	621
*	Bancorp of New Jersey Inc.	42,715	571
	Manning & Napier Inc.	271,519	570
	Community West Bancshares	54,114	551
	First Capital Inc.	10,569	544
	Hennessy Advisors Inc.	57,467	532
*	Bank7 Corp.	30,100	523
*	Randolph Bancorp Inc.	34,522	522
	Manhattan Bridge Capital Inc.	76,762	487
*	A-Mark Precious Metals Inc.	38,995	464
	Emclaire Financial Corp.	14,818	456
*	Atlas Financial Holdings Inc.	163,656	403
	Blue Capital Reinsurance Holdings Ltd.	59,014	398
	Central Federal Corp.	30,209	387
	Oconee Federal Financial Corp.	13,333	347
	Elmira Savings Bank	20,034	336
*	Eagle Financial Bancorp Inc.	19,439	304
	Bank of South Carolina Corp.	16,627	303
*	Atlanticus Holdings Corp.	87,924	299
	United Bancshares Inc.	12,289	284
	Landmark Bancorp Inc.	11,682	266
	Wellesley Bank	8,528	260
*	Limestone Bancorp Inc.	17,347	259
*	Coastal Financial Corp.	14,794	251
	Stewardship Financial Corp.	25,381	235
*	First Western Financial Inc.	14,862	195
	Medley Management Inc. Class A	53,857	185
	US Global Investors Inc. Class A	159,768	174
	Level One Bancorp Inc.	7,396	172
	HomeTown Bankshares Corp.	11,201	160
	Southwest Georgia Financial Corp.	7,705	159
*,^	FlexShopper Inc.	181,219	148
	Bank of the James Financial Group Inc.	10,361	142
	Pacific City Financial Corp.	7,853	137
	Fauquier Bankshares Inc.	6,582	129
	Mid-Southern Bancorp Inc.	10,233	127
*	Hamilton Bancorp Inc.	8,570	123
	Tremont Mortgage Trust	13,800	121
*	Magyar Bancorp Inc.	10,465	118
*	Conifer Holdings Inc.	24,973	113
*	Capital Bancorp Inc.	9,076	105
	Glen Burnie Bancorp	9,237	98
*	Rhinebeck Bancorp Inc.	8,095	97
*	FFBW Inc.	8,563	92
*	FVCBankcorp Inc.	5,351	90
*	Asta Funding Inc.	18,311	86
*	CBM Bancorp Inc.	5,848	76
	Kentucky First Federal Bancorp	9,399	70
	Citizens First Corp.	2,642	66
*	1347 Property Insurance Holdings Inc.	10,409	55
*	Kingsway Financial Services Inc.	16,540	51
	OP Bancorp	5,800	51
	Pathfinder Bancorp Inc.	3,621	47
	Patriot National Bancorp Inc.	3,079	47
*	Village Bank and Trust Financial Corp.	1,338	43
*	National Holdings Corp.	13,459	40
*	Community First Bancshares Inc.	3,905	40

	Melrose Bancorp Inc.	2,100	40
*	ICC Holdings Inc.	2,593	36
	Ottawa Bancorp Inc.	2,406	32
*	Broadway Financial Corp.	22,638	31
*,^	LM Funding America Inc.	19,336	27
	Value Line Inc.	719	18
	GWG Holdings Inc.	1,200	14
*	HV Bancorp Inc.	525	8
*	FSB Bancorp Inc.	429	7
	Atlantic American Corp.	2,591	7
	Lake Shore Bancorp Inc.	300	5
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	4
	Home Federal Bancorp Inc.	106	3
	WVS Financial Corp.	100	2
*	Carver Bancorp Inc.	445	2
	Cohen & Co. Inc.	64	—
	WCF Bancorp Inc.	21	—
			10,741,715
Health Care (12.6%)
*	BioMarin Pharmaceutical Inc.	2,490,247	221,209
*	Veeva Systems Inc. Class A	1,742,172	221,012
*	Elanco Animal Health Inc.	5,115,019	164,039
*	Ionis Pharmaceuticals Inc.	1,923,858	156,160
*	Exact Sciences Corp.	1,755,582	152,069
	STERIS plc	1,179,330	150,990
*	DexCom Inc.	1,256,311	149,627
*	Molina Healthcare Inc.	870,843	123,625
*	Alnylam Pharmaceuticals Inc.	1,320,981	123,446
*	Bluebird Bio Inc.	767,386	120,733
*	Jazz Pharmaceuticals plc	798,701	114,174
	West Pharmaceutical Services Inc.	1,034,362	113,987
*	Neurocrine Biosciences Inc.	1,269,787	111,868
*	Sage Therapeutics Inc.	701,577	111,586
*	Sarepta Therapeutics Inc.	924,351	110,173
*	Seattle Genetics Inc.	1,503,176	110,093
	Bio-Techne Corp.	526,856	104,607
*	Exelixis Inc.	4,192,880	99,791
	Hill-Rom Holdings Inc.	928,615	98,303
*	Charles River Laboratories International Inc.	670,485	97,388
*	Masimo Corp.	682,872	94,428
*	PRA Health Sciences Inc.	818,308	90,251
*	Bio-Rad Laboratories Inc. Class A	280,050	85,606
*	Catalent Inc.	2,041,167	82,851
	Encompass Health Corp.	1,375,280	80,316
*	Alkermes plc	2,179,988	79,548
*	Insulet Corp.	825,367	78,484
*	Array BioPharma Inc.	3,045,765	74,256
*	United Therapeutics Corp.	611,154	71,731
	Chemed Corp.	223,019	71,382
*	Horizon Pharma plc	2,549,779	67,391
*	LivaNova plc	679,071	66,040
*	Medidata Solutions Inc.	872,082	63,871
*	Penumbra Inc.	434,327	63,850
*	Haemonetics Corp.	712,898	62,364
*	FibroGen Inc.	1,061,614	57,699
*	HealthEquity Inc.	757,209	56,018
*	ICU Medical Inc.	232,557	55,658

*	Integra LifeSciences Holdings Corp.	996,438	55,522
*	Teladoc Health Inc.	975,025	54,211
	Bruker Corp.	1,397,868	53,734
*	Globus Medical Inc.	1,067,868	52,763
*	Spark Therapeutics Inc.	458,650	52,231
*	Blueprint Medicines Corp.	639,611	51,201
*	Ultragenyx Pharmaceutical Inc.	735,021	50,981
*	Wright Medical Group NV	1,619,552	50,935
*	Tandem Diabetes Care Inc.	801,926	50,922
*	Amedisys Inc.	407,329	50,207
*	Agios Pharmaceuticals Inc.	710,046	47,885
*	Merit Medical Systems Inc.	772,519	47,765
*	Omnicell Inc.	570,649	46,131
*	Immunomedics Inc.	2,400,537	46,114
*	LHC Group Inc.	410,112	45,465
*	Syneos Health Inc.	846,617	43,821
*	Covetrus Inc.	1,331,020	42,393
*	ACADIA Pharmaceuticals Inc.	1,572,612	42,225
*	Neogen Corp.	727,367	41,744
*	Amicus Therapeutics Inc.	3,046,010	41,426
*	Global Blood Therapeutics Inc.	779,831	41,276
*	NuVasive Inc.	723,254	41,074
*	Glaukos Corp.	471,400	36,944
*	Acadia Healthcare Co. Inc.	1,235,489	36,212
*,^	Ligand Pharmaceuticals Inc.	284,014	35,703
	Ensign Group Inc.	692,568	35,453
*	HMS Holdings Corp.	1,192,149	35,300
*	Mirati Therapeutics Inc.	477,053	34,968
*	Intercept Pharmaceuticals Inc.	305,730	34,199
	Cantel Medical Corp.	510,706	34,161
*	Myriad Genetics Inc.	1,023,866	33,992
*	Tenet Healthcare Corp.	1,162,583	33,529
*	MEDNAX Inc.	1,223,053	33,230
*	Zogenix Inc.	591,674	32,548
*	Repligen Corp.	547,610	32,353
*	Quidel Corp.	493,249	32,293
*,^	Portola Pharmaceuticals Inc.	926,541	32,151
*	Emergent BioSolutions Inc.	629,972	31,826
*	Integer Holdings Corp.	419,664	31,651
*	Insmed Inc.	1,083,208	31,489
*	Arena Pharmaceuticals Inc.	694,674	31,142
*	AMN Healthcare Services Inc.	657,570	30,965
	CONMED Corp.	365,739	30,422
*	Ironwood Pharmaceuticals Inc. Class A	2,168,218	29,336
*	BioTelemetry Inc.	466,950	29,240
*	Halozyme Therapeutics Inc.	1,778,041	28,626
*	Avanos Medical Inc.	668,615	28,536
*	Acceleron Pharma Inc.	609,663	28,392
*	PTC Therapeutics Inc.	749,319	28,204
*	NeoGenomics Inc.	1,324,069	27,090
*	Nevro Corp.	424,407	26,530
*	MyoKardia Inc.	506,083	26,311
*	Invitae Corp.	1,123,055	26,302
*	Aerie Pharmaceuticals Inc.	551,351	26,189
*	Premier Inc. Class A	752,308	25,947
*	Medicines Co.	923,451	25,810
*	Supernus Pharmaceuticals Inc.	734,614	25,741

*	Atara Biotherapeutics Inc.	640,553	25,462
*	Mallinckrodt plc	1,167,529	25,382
*	Biohaven Pharmaceutical Holding Co. Ltd.	492,856	25,367
	Patterson Cos. Inc.	1,156,283	25,265
*	REGENXBIO Inc.	430,102	24,649
*,^	Arrowhead Pharmaceuticals Inc.	1,317,263	24,172
*,^	Inogen Inc.	249,287	23,774
*	AnaptysBio Inc.	323,221	23,611
*	Heron Therapeutics Inc.	965,818	23,605
*	iRhythm Technologies Inc.	308,345	23,114
*	Allscripts Healthcare Solutions Inc.	2,393,950	22,838
*	Endo International plc	2,805,773	22,530
*	Pacira Pharmaceuticals Inc.	579,179	22,044
*	Magellan Health Inc.	333,080	21,957
*	Enanta Pharmaceuticals Inc.	229,411	21,913
*,^	Denali Therapeutics Inc.	939,486	21,815
*	Prestige Consumer Healthcare Inc.	726,883	21,741
*	Medpace Holdings Inc.	359,744	21,214
*	Select Medical Holdings Corp.	1,499,529	21,128
*	Xencor Inc.	674,168	20,940
*	Genomic Health Inc.	293,793	20,580
*	Momenta Pharmaceuticals Inc.	1,392,135	20,228
*	Audentes Therapeutics Inc.	487,112	19,007
*	Cardiovascular Systems Inc.	491,208	18,990
	US Physical Therapy Inc.	179,212	18,823
*	Reata Pharmaceuticals Inc. Class A	219,919	18,796
*	Clovis Oncology Inc.	739,289	18,349
*	Cambrex Corp.	470,702	18,287
*	Varex Imaging Corp.	538,199	18,234
	Atrion Corp.	19,871	17,460
*	Brookdale Senior Living Inc.	2,648,165	17,425
*	Corcept Therapeutics Inc.	1,477,809	17,349
*	Puma Biotechnology Inc.	431,613	16,742
*	Iovance Biotherapeutics Inc.	1,737,722	16,526
*	CareDx Inc.	521,598	16,441
*	Amneal Pharmaceuticals Inc.	1,126,436	15,962
*	Spectrum Pharmaceuticals Inc.	1,475,365	15,772
*	Orthofix Medical Inc.	268,899	15,169
*	Fate Therapeutics Inc.	843,215	14,815
*	Editas Medicine Inc.	603,730	14,761
*	Madrigal Pharmaceuticals Inc.	116,505	14,593
*	Tabula Rasa HealthCare Inc.	247,517	13,965
*	Pacific Biosciences of California Inc.	1,925,106	13,919
*,^	OPKO Health Inc.	5,331,019	13,914
*	Intersect ENT Inc.	432,655	13,910
*,^	Guardant Health Inc.	181,311	13,907
*,^	Esperion Therapeutics Inc.	345,996	13,892
*	Codexis Inc.	675,781	13,874
*	CryoLife Inc.	472,534	13,784
*,^	Theravance Biopharma Inc.	605,675	13,731
*,^	TherapeuticsMD Inc.	2,815,632	13,712
*	Sangamo Therapeutics Inc.	1,432,576	13,667
*	Vanda Pharmaceuticals Inc.	738,366	13,586
*	STAAR Surgical Co.	396,865	13,569
*	Vocera Communications Inc.	428,136	13,542
*	AtriCure Inc.	503,356	13,485
*	Innoviva Inc.	960,829	13,480

	Luminex Corp.	583,796	13,433
*	R1 RCM Inc.	1,385,524	13,398
*	Lantheus Holdings Inc.	544,215	13,322
*	Alder Biopharmaceuticals Inc.	974,033	13,296
*	Retrophin Inc.	586,606	13,275
*,^	Inovalon Holdings Inc. Class A	1,020,792	12,688
*	BioCryst Pharmaceuticals Inc.	1,554,756	12,656
*	Tactile Systems Technology Inc.	238,554	12,577
*	Evolent Health Inc. Class A	999,165	12,569
*	Cymabay Therapeutics Inc.	945,133	12,551
*	Epizyme Inc.	987,636	12,237
*	Natus Medical Inc.	478,242	12,138
*	Akebia Therapeutics Inc.	1,474,300	12,075
*	AngioDynamics Inc.	527,017	12,048
*	Cerus Corp.	1,931,518	12,033
*	Radius Health Inc.	582,215	11,609
*	NextGen Healthcare Inc.	684,859	11,526
*	Aimmune Therapeutics Inc.	514,211	11,493
*	Tivity Health Inc.	649,014	11,397
*,^	Omeros Corp.	651,936	11,324
*	Coherus Biosciences Inc.	813,609	11,098
*	Natera Inc.	531,662	10,963
*	Apellis Pharmaceuticals Inc.	554,468	10,812
*	MacroGenics Inc.	597,014	10,734
	Meridian Bioscience Inc.	607,341	10,695
*	Vericel Corp.	609,172	10,667
*	Dicerna Pharmaceuticals Inc.	725,834	10,633
*	Veracyte Inc.	422,581	10,573
*	NanoString Technologies Inc.	434,232	10,391
*	Providence Service Corp.	155,975	10,391
*	HealthStream Inc.	368,075	10,328
	National HealthCare Corp.	132,153	10,028
*	Hanger Inc.	523,285	9,969
*	Axogen Inc.	470,699	9,913
*	Amphastar Pharmaceuticals Inc.	479,955	9,805
*,^	WaVe Life Sciences Ltd.	250,454	9,730
*	OraSure Technologies Inc.	871,602	9,718
*	Inspire Medical Systems Inc.	170,355	9,673
	Phibro Animal Health Corp. Class A	283,126	9,343
*,^	Cara Therapeutics Inc.	471,227	9,245
*	Addus HomeCare Corp.	142,885	9,086
*	Fluidigm Corp.	679,262	9,027
*	Tricida Inc.	232,259	8,970
*	Ra Pharmaceuticals Inc.	384,438	8,611
*	Revance Therapeutics Inc.	538,843	8,492
*	Heska Corp.	98,570	8,390
*	Surmodics Inc.	192,423	8,367
*	ANI Pharmaceuticals Inc.	118,476	8,357
*	Rhythm Pharmaceuticals Inc.	301,041	8,252
*	CorVel Corp.	126,274	8,238
*	Intra-Cellular Therapies Inc.	673,940	8,209
*	Dermira Inc.	597,376	8,094
*,^	TG Therapeutics Inc.	998,976	8,032
*,^	ZIOPHARM Oncology Inc.	2,062,098	7,939
*,^	Allogene Therapeutics Inc.	271,618	7,852
*	PDL BioPharma Inc.	2,060,614	7,665
*,^	Accelerate Diagnostics Inc.	362,204	7,614

*,^	Viking Therapeutics Inc.	745,952	7,415
*	Acorda Therapeutics Inc.	557,846	7,414
*	Intellia Therapeutics Inc.	429,872	7,342
*,^	Athenex Inc.	596,773	7,310
*	PetIQ Inc. Class A	232,420	7,300
*	RadNet Inc.	587,279	7,276
*	Triple-S Management Corp. Class B	315,917	7,209
*	Kura Oncology Inc.	434,068	7,201
*	Eagle Pharmaceuticals Inc.	142,142	7,177
*,^	Catalyst Pharmaceuticals Inc.	1,400,987	7,145
	LeMaitre Vascular Inc.	225,534	6,992
*	Prothena Corp. plc	563,129	6,831
*	CytomX Therapeutics Inc.	634,824	6,824
*	Five Prime Therapeutics Inc.	503,344	6,745
*	ArQule Inc.	1,387,875	6,648
*	Stemline Therapeutics Inc.	509,721	6,550
*,^	Akcea Therapeutics Inc.	228,363	6,470
*	Rocket Pharmaceuticals Inc.	367,679	6,449
*	Cytokinetics Inc.	796,704	6,445
*,^	TransEnterix Inc.	2,674,311	6,365
*,^	Sorrento Therapeutics Inc.	1,325,459	6,296
*	AMAG Pharmaceuticals Inc.	486,973	6,272
*	Antares Pharma Inc.	2,065,093	6,257
*	Anika Therapeutics Inc.	205,279	6,208
*	Collegium Pharmaceutical Inc.	409,705	6,203
*,^	Community Health Systems Inc.	1,635,726	6,101
*	Voyager Therapeutics Inc.	314,972	6,029
*	G1 Therapeutics Inc.	359,739	5,972
*,^	ViewRay Inc.	807,914	5,970
*	Accuray Inc.	1,250,081	5,963
*,^	Dynavax Technologies Corp.	810,434	5,924
*	Flexion Therapeutics Inc.	471,586	5,885
*	GlycoMimetics Inc.	468,035	5,832
*	Achillion Pharmaceuticals Inc.	1,958,426	5,797
*	GenMark Diagnostics Inc.	810,857	5,749
*	Rigel Pharmaceuticals Inc.	2,228,881	5,728
*	Assembly Biosciences Inc.	290,551	5,721
*	ImmunoGen Inc.	2,095,157	5,678
*,^	Apollo Medical Holdings Inc.	308,859	5,658
	National Research Corp.	146,260	5,646
*,^	CryoPort Inc.	425,194	5,494
*	Progenics Pharmaceuticals Inc.	1,182,386	5,486
*,^	Intrexon Corp.	1,000,320	5,262
*	RTI Surgical Holdings Inc.	854,844	5,138
*,^	Corbus Pharmaceuticals Holdings Inc.	738,530	5,133
*	Gossamer Bio Inc.	235,725	5,108
*,^	MannKind Corp.	2,485,744	4,897
	Computer Programs & Systems Inc.	164,877	4,895
*	Deciphera Pharmaceuticals Inc.	208,827	4,847
*	OrthoPediatrics Corp.	107,770	4,767
*,^	Inovio Pharmaceuticals Inc.	1,273,363	4,750
*	Akorn Inc.	1,324,800	4,663
*	Diplomat Pharmacy Inc.	802,170	4,661
*	Kadmon Holdings Inc.	1,764,828	4,659
*	BioSpecifics Technologies Corp.	74,128	4,620
*	Assertio Therapeutics Inc.	910,264	4,615
*	ChemoCentryx Inc.	329,901	4,582

*	Osiris Therapeutics Inc.	236,932	4,502
*,^	MediciNova Inc.	538,580	4,459
*	Kindred Biosciences Inc.	484,540	4,443
*,^	Allakos Inc.	108,938	4,412
*,^	Geron Corp.	2,636,148	4,376
	Utah Medical Products Inc.	48,637	4,292
*	BioDelivery Sciences International Inc.	807,940	4,282
*	Albireo Pharma Inc.	132,409	4,265
*,^	Axsome Therapeutics Inc.	297,514	4,234
*	Agenus Inc.	1,392,844	4,137
*	Karyopharm Therapeutics Inc.	706,929	4,128
*	Castlight Health Inc. Class B	1,093,446	4,100
*	Principia Biopharma Inc.	120,019	4,081
*	KalVista Pharmaceuticals Inc.	141,362	4,046
*	Krystal Biotech Inc.	120,573	3,967
*	Adverum Biotechnologies Inc.	756,345	3,963
	Invacare Corp.	471,874	3,950
*,^	Rockwell Medical Inc.	684,561	3,895
*,^	Lexicon Pharmaceuticals Inc.	694,974	3,864
*,^	Homology Medicines Inc.	139,185	3,860
*	SIGA Technologies Inc.	635,060	3,817
*,^	Lannett Co. Inc.	483,670	3,806
*,^	Eloxx Pharmaceuticals Inc.	318,462	3,720
*	BioScrip Inc.	1,834,484	3,669
*	Calithera Biosciences Inc.	541,838	3,652
*	Cross Country Healthcare Inc.	519,096	3,649
	Owens & Minor Inc.	885,403	3,630
*	Cutera Inc.	199,422	3,522
*	Minerva Neurosciences Inc.	441,798	3,473
*,^	Synthorx Inc.	170,462	3,472
*	Quanterix Corp.	133,135	3,439
*,^	Odonate Therapeutics Inc.	153,676	3,398
*	Xeris Pharmaceuticals Inc.	335,399	3,367
	Simulations Plus Inc.	159,365	3,364
*,^	AcelRx Pharmaceuticals Inc.	948,568	3,301
*,^	Abeona Therapeutics Inc.	448,449	3,301
*,^	Senseonics Holdings Inc.	1,336,417	3,274
*	Tocagen Inc.	298,320	3,243
*	Avid Bioservices Inc.	742,862	3,157
*	SeaSpine Holdings Corp.	208,046	3,137
*	Eiger BioPharmaceuticals Inc.	224,120	3,133
*	Aclaris Therapeutics Inc.	516,676	3,095
*,^	Verastem Inc.	1,031,291	3,053
*,^	XBiotech Inc.	276,269	3,044
*	Concert Pharmaceuticals Inc.	250,111	3,019
*,^	Rubius Therapeutics Inc.	165,542	2,996
*	Axonics Modulation Technologies Inc.	124,517	2,982
*	BioLife Solutions Inc.	166,644	2,981
*,^	Surgery Partners Inc.	263,148	2,968
*,^	Novavax Inc.	5,383,786	2,966
*,^	Cellular Biomedicine Group Inc.	170,244	2,945
*	Aldeyra Therapeutics Inc.	326,118	2,945
*	Aduro Biotech Inc.	735,492	2,927
*	Syros Pharmaceuticals Inc.	319,849	2,923
*	Savara Inc.	395,722	2,916
*,^	Evolus Inc.	128,384	2,898
*	Kiniksa Pharmaceuticals Ltd. Class A	158,855	2,869

*,^	CorMedix Inc.	298,638	2,822
*,^	CytoSorbents Corp.	372,548	2,820
*	Marinus Pharmaceuticals Inc.	670,990	2,805
*	Nuvectra Corp.	252,396	2,779
*,^	Galectin Therapeutics Inc.	542,515	2,772
*	Athersys Inc.	1,848,028	2,772
*	Sientra Inc.	322,702	2,769
*	Immune Design Corp.	461,740	2,701
*	IntriCon Corp.	105,216	2,639
*	Aeglea BioTherapeutics Inc.	319,035	2,568
*	Kala Pharmaceuticals Inc.	306,857	2,538
*,^	Pulse Biosciences Inc.	143,863	2,531
*,^	PolarityTE Inc.	235,668	2,522
*	Aratana Therapeutics Inc.	697,972	2,513
*	Apyx Medical Corp.	396,986	2,505
*	Protagonist Therapeutics Inc.	199,083	2,502
*	Alector Inc.	130,116	2,436
*,^	Marker Therapeutics Inc.	368,292	2,431
*	Mersana Therapeutics Inc.	459,323	2,416
*	Harvard Bioscience Inc.	560,332	2,415
*	Y-mAbs Therapeutics Inc.	89,357	2,342
*	Pfenex Inc.	369,235	2,282
*,^	Palatin Technologies Inc.	2,314,416	2,269
*,^	Paratek Pharmaceuticals Inc.	421,595	2,260
*,^	VBI Vaccines Inc.	1,170,811	2,189
*	Conformis Inc.	758,485	2,184
*	Enzo Biochem Inc.	794,628	2,169
*,^	Corindus Vascular Robotics Inc.	1,238,496	2,155
*,^	Optinose Inc.	206,911	2,131
*	SI-BONE Inc.	112,570	2,121
*,^	CASI Pharmaceuticals Inc.	736,255	2,113
*,^	Ocular Therapeutix Inc.	530,241	2,105
*,^	Crinetics Pharmaceuticals Inc.	92,318	2,101
*,^	Seres Therapeutics Inc.	295,653	2,031
*	Bellicum Pharmaceuticals Inc.	602,673	2,031
*	Calyxt Inc.	114,974	2,022
*,^	Eidos Therapeutics Inc.	85,853	2,013
*,^	BioTime Inc.	1,526,332	1,999
*	iRadimed Corp.	70,970	1,994
*,^	Adamas Pharmaceuticals Inc.	275,507	1,959
*,^	La Jolla Pharmaceutical Co.	299,433	1,925
*,^	Solid Biosciences Inc.	207,236	1,907
*,^	Dova Pharmaceuticals Inc.	210,388	1,870
*	Avrobio Inc.	84,497	1,863
*	FONAR Corp.	90,717	1,857
*	Twist Bioscience Corp.	78,077	1,810
*	OptimizeRx Corp.	137,764	1,752
*,^	Trevena Inc.	1,115,403	1,740
*	Arcus Biosciences Inc.	138,990	1,736
*,^	Anavex Life Sciences Corp.	566,620	1,728
*,^	Insys Therapeutics Inc.	373,856	1,727
*	Capital Senior Living Corp.	432,546	1,726
*	Organogenesis Holdings Inc.	230,064	1,725
*	Spring Bank Pharmaceuticals Inc.	163,351	1,714
*	Forty Seven Inc.	105,597	1,706
*,^	Magenta Therapeutics Inc.	103,446	1,704
*	Celcuity Inc.	76,715	1,681

*	Arvinas Inc.	113,192	1,671
*,^	Ekso Bionics Holdings Inc.	659,947	1,656
*	Acer Therapeutics Inc.	65,711	1,597
*	Spero Therapeutics Inc.	123,658	1,584
*	Matinas BioPharma Holdings Inc.	1,451,844	1,583
*	Cue Biopharma Inc.	202,666	1,567
*,^	Helius Medical Technologies Inc. Class A	234,490	1,562
*,^	ADMA Biologics Inc.	410,845	1,557
*	Ardelyx Inc.	554,235	1,552
*	Chimerix Inc.	738,977	1,552
*	American Renal Associates Holdings Inc.	250,726	1,539
*	Neos Therapeutics Inc.	585,390	1,528
*	Scholar Rock Holding Corp.	81,049	1,523
*,^	ChromaDex Corp.	362,727	1,520
*	Neuronetics Inc.	99,558	1,518
*	Synlogic Inc.	198,896	1,510
*	Syndax Pharmaceuticals Inc.	283,731	1,490
*	Jounce Therapeutics Inc.	237,499	1,472
*,^	Replimune Group Inc.	96,365	1,467
*	Recro Pharma Inc.	249,323	1,461
*	Harrow Health Inc.	288,336	1,436
*,^	Organovo Holdings Inc.	1,436,035	1,425
*	Oncocyte Corp.	357,292	1,411
*	Cerecor Inc.	239,209	1,397
*	Durect Corp.	2,198,383	1,376
*	Infinity Pharmaceuticals Inc.	727,899	1,368
*,^	T2 Biosystems Inc.	514,760	1,354
*	Catalyst Biosciences Inc.	166,714	1,352
*	Zafgen Inc.	490,037	1,343
*,^	AVEO Pharmaceuticals Inc.	1,606,063	1,317
*	Joint Corp.	83,607	1,317
*,^	EyePoint Pharmaceuticals Inc.	730,929	1,308
*,^	Gritstone Oncology Inc.	97,324	1,294
*,^	resTORbio Inc.	189,417	1,292
*	Merrimack Pharmaceuticals Inc.	185,083	1,286
*,^	Zynerba Pharmaceuticals Inc.	231,681	1,256
*,^	Catasys Inc.	101,347	1,239
*,^	Cohbar Inc.	378,132	1,233
*	Liquidia Technologies Inc.	108,290	1,232
*,^	Adamis Pharmaceuticals Corp.	580,770	1,225
*	MEI Pharma Inc.	397,761	1,221
*	Vapotherm Inc.	61,863	1,216
*	Allena Pharmaceuticals Inc.	170,121	1,194
*,^	XOMA Corp.	96,352	1,193
*	Urovant Sciences Ltd.	116,487	1,171
*	Kezar Life Sciences Inc.	65,841	1,168
*	Selecta Biosciences Inc.	481,250	1,141
*	Molecular Templates Inc.	195,021	1,133
	Psychemedics Corp.	78,603	1,103
*	Chembio Diagnostics Inc.	196,738	1,092
*	Tetraphase Pharmaceuticals Inc.	790,140	1,059
*	Kodiak Sciences Inc.	161,164	1,052
*,^	CEL-SCI Corp.	295,212	1,045
*,^	BrainStorm Cell Therapeutics Inc.	238,368	1,035
*	LogicBio Therapeutics Inc.	103,600	1,024
*,^	VolitionRX Ltd.	307,270	999
*	Otonomy Inc.	377,846	994

*	Checkpoint Therapeutics Inc.	346,400	991
*	Misonix Inc.	50,284	967
*,^	HTG Molecular Diagnostics Inc.	376,997	942
*	Catabasis Pharmaceuticals Inc.	118,849	941
*,^	Anixa Biosciences Inc.	205,784	930
*	Icad Inc.	179,749	929
*	Endologix Inc.	139,528	922
*	InfuSystem Holdings Inc.	183,833	921
*	Sensus Healthcare Inc.	130,738	918
*	Aquinox Pharmaceuticals Inc.	331,503	893
*	Chiasma Inc.	169,726	883
*	Idera Pharmaceuticals Inc.	343,475	876
*,^	Sesen Bio Inc.	850,282	876
*	Translate Bio Inc.	85,943	876
*	Genesis Healthcare Inc.	605,622	872
*	Applied Genetic Technologies Corp.	207,936	871
*	Enochian Biosciences Inc.	125,195	869
*	SCYNEXIS Inc.	574,448	867
*,^	Tyme Technologies Inc.	490,489	863
*	Miragen Therapeutics Inc.	306,960	856
*	CAS Medical Systems Inc.	347,914	845
*,^	Verrica Pharmaceuticals Inc.	76,530	827
*	Neon Therapeutics Inc.	123,844	800
*	Menlo Therapeutics Inc.	101,718	798
*	Sunesis Pharmaceuticals Inc.	643,630	782
*	Sienna Biopharmaceuticals Inc.	331,110	768
*	Celldex Therapeutics Inc.	155,911	767
*	IRIDEX Corp.	164,887	752
*,^	Teligent Inc.	642,232	745
*	NewLink Genetics Corp.	382,170	738
*,^	Ampio Pharmaceuticals Inc.	1,311,656	737
*	Ophthotech Corp.	516,091	728
*,^	Curis Inc.	363,068	723
*	Proteostasis Therapeutics Inc.	569,708	718
*,^	Fortress Biotech Inc.	401,060	714
*	AgeX Therapeutics Inc.	176,128	713
*,^	Zosano Pharma Corp.	149,298	712
*	Sutro Biopharma Inc.	62,213	709
*,^	Harpoon Therapeutics Inc.	73,037	692
*	Orgenesis Inc.	127,319	679
*	CTI BioPharma Corp.	690,723	670
*,^	Millendo Therapeutics Inc.	44,173	663
*,^	Vermillion Inc.	552,188	635
*	Surface Oncology Inc.	132,306	631
*	Mustang Bio Inc.	184,807	630
*	Corvus Pharmaceuticals Inc.	155,146	624
*	Aravive Inc.	87,682	617
*,^	Riot Blockchain Inc.	188,269	616
*	PhaseBio Pharmaceuticals Inc.	63,607	605
*,^	UNITY Biotechnology Inc.	74,192	602
*,^	NantKwest Inc.	379,861	600
*	Champions Oncology Inc.	59,932	587
*	Alimera Sciences Inc.	546,431	579
*,^	Evelo Biosciences Inc.	72,295	578
*,^	Clearside Biomedical Inc.	411,264	568
*	Provention Bio Inc.	245,215	564
*,^	Equillium Inc.	69,754	558

*	Cidara Therapeutics Inc.	209,686	556
*,^	Sophiris Bio Inc.	559,915	554
*	BioSig Technologies Inc.	89,532	550
*,^	Viveve Medical Inc.	570,640	536
*	Apollo Endosurgery Inc.	142,486	533
*	Lipocine Inc.	230,126	532
*,^	ElectroCore Inc.	75,847	531
*	Quorum Health Corp.	379,043	531
*,^	Heat Biologics Inc.	416,742	529
*	Sharps Compliance Corp.	144,455	529
*	Bioxcel Therapeutics Inc.	52,722	521
*	KemPharm Inc.	309,384	517
*,^	VistaGen Therapeutics Inc.	403,384	516
*,^	Bio-Path Holdings Inc.	25,167	513
*	Opiant Pharmaceuticals Inc.	38,303	503
*	Cumberland Pharmaceuticals Inc.	83,401	485
*	Ovid therapeutics Inc.	269,877	478
	Kewaunee Scientific Corp.	21,515	453
*	Actinium Pharmaceuticals Inc.	939,987	451
*,^	OncoSec Medical Inc.	804,959	448
*	Unum Therapeutics Inc.	101,693	446
*	Genocea Biosciences Inc.	751,470	443
*	Aptinyx Inc.	108,410	439
*,^	NantHealth Inc.	477,142	439
*	Aptevo Therapeutics Inc.	487,651	439
*	Aquestive Therapeutics Inc.	63,426	438
*	Alphatec Holdings Inc.	163,944	434
*	VIVUS Inc.	101,340	426
*,^	Moderna Inc.	19,997	407
^	Altimmune Inc.	135,982	394
*,^	MTBC Inc.	89,380	394
*,^	Seelos Therapeutics Inc.	117,136	394
*,^	Conatus Pharmaceuticals Inc.	362,868	392
*	Precision BioSciences Inc.	21,525	386
*,^	Melinta Therapeutics Inc.	107,883	383
*	ContraFect Corp.	958,686	381
*	Electromed Inc.	71,985	371
*	Neurotrope Inc.	67,260	367
*,^	Innovate Biopharmaceuticals Inc.	189,900	367
*,^	Second Sight Medical Products Inc.	460,447	366
*	Adial Pharmaceuticals Inc.	106,632	366
*	Agile Therapeutics Inc.	241,958	365
*,^	Microbot Medical Inc.	46,177	358
*	Rexahn Pharmaceuticals Inc.	656,315	335
*,^	Valeritas Holdings Inc.	1,026,197	335
*	Celsion Corp.	170,528	334
	Digirad Corp.	363,958	332
*	Entasis Therapeutics Holdings Inc.	49,097	332
*,^	Evofem Biosciences Inc.	94,122	329
*	AAC Holdings Inc.	176,440	325
^	Biolase Inc.	133,381	317
*	Vical Inc.	261,746	314
*	Shockwave Medical Inc.	9,301	311
*	Osmotica Pharmaceuticals plc	86,306	311
*	Caladrius Biosciences Inc.	83,015	301
*	OncoMed Pharmaceuticals Inc.	287,555	299
*	Advaxis Inc.	49,880	295

*	IsoRay Inc.	801,772	293
*	Aerpio Pharmaceuticals Inc.	322,908	291
*,^	Leap Therapeutics Inc.	154,263	288
*	Evoke Pharma Inc.	190,731	286
*,^	Constellation Pharmaceuticals Inc.	19,853	269
*,^	RA Medical Systems Inc.	78,850	268
*,^	Obalon Therapeutics Inc.	185,922	268
*,^	PAVmed Inc.	240,525	265
*,^	Achaogen Inc.	577,051	263
*,^	X4 Pharmaceuticals Inc.	14,740	257
*	Bellerophon Therapeutics Inc.	392,624	256
*	Interpace Diagnostics Group Inc.	318,338	255
*,^	Atossa Genetics Inc.	69,489	245
*	Novan Inc.	255,311	244
*	scPharmaceuticals Inc.	80,058	240
*	Outlook Therapeutics Inc.	32,356	240
*	Strata Skin Sciences Inc.	83,712	239
*,^	Moleculin Biotech Inc.	289,408	234
*,^	Navidea Biopharmaceuticals Inc.	1,694,430	234
*	Bioanalytical Systems Inc.	111,396	231
*	Five Star Senior Living Inc.	235,990	230
*,^	Avenue Therapeutics Inc.	45,715	217
*,^	Titan Pharmaceuticals Inc.	121,279	216
*	Eton Pharmaceuticals Inc.	26,962	216
*,^	SELLAS Life Sciences Group Inc.	206,991	211
*	Pro-Dex Inc.	14,290	207
*	Eyenovia Inc.	34,413	206
*,^	Avinger Inc.	214,242	205
*	Tracon Pharmaceuticals Inc.	145,455	199
*,^	Senestech Inc.	162,808	199
*	Alpine Immune Sciences Inc.	28,198	193
*,^	Aethlon Medical Inc.	198,054	188
*	Soleno Therapeutics Inc.	88,996	183
*,^	GTx Inc.	141,091	169
*	CytRx Corp.	261,880	166
*,^	vTv Therapeutics Inc. Class A	95,391	163
*,^	ENDRA Life Sciences Inc.	97,900	163
*,^	Aytu BioScience Inc.	95,269	159
*,^	Fibrocell Science Inc.	81,075	156
*	Novus Therapeutics Inc.	37,690	152
*,^	Gemphire Therapeutics Inc.	129,871	149
*,^	BioPharmX Corp.	1,695,242	149
*,^	Soligenix Inc.	158,107	145
*,^	Akers Biosciences Inc.	143,771	139
*,^	Capricor Therapeutics Inc.	294,197	137
*,^	Trovagene Inc.	36,281	136
*,^	Xtant Medical Holdings Inc.	44,170	135
*	InVivo Therapeutics Holdings Corp.	85,892	133
*,^	Myomo Inc.	106,685	128
	ProPhase Labs Inc.	41,556	125
*,^	Restoration Robotics Inc.	211,907	125
*	Aevi Genomic Medicine Inc.	631,947	124
*	Alliqua BioMedical Inc.	41,300	121
*,^	Yield10 Bioscience Inc.	103,390	118
*	Fulgent Genetics Inc.	19,260	115
*,^	Cassava Sciences Inc.	87,959	113
*,^	PDS Biotechnology Corp.	14,708	109

*	NanoViricides Inc.	380,907	103
*,^	Diffusion Pharmaceuticals Inc.	27,143	101
*,^	Cyclacel Pharmaceuticals Inc.	106,172	99
*	AzurRx BioPharma Inc.	40,665	98
*,^	aTyr Pharma Inc.	177,445	98
*,^	AquaBounty Technologies Inc.	43,401	95
*,^	Co-Diagnostics Inc.	89,233	95
*,^	Oragenics Inc.	160,117	94
*	SunLink Health Systems Inc.	57,952	92
*,^	Vital Therapies Inc.	453,231	89
*	Streamline Health Solutions Inc.	83,275	87
*,^	Biocept Inc.	75,207	86
*	DarioHealth Corp.	109,199	80
*	CynergisTek Inc.	16,115	80
*	Ligand Pharmaceuticals Inc. Beta CVR	395,811	79
*,^	iBio Inc.	87,761	77
*,^	Precision Therapeutics Inc.	101,040	76
*,^	Onconova Therapeutics Inc.	22,581	75
*	Neuralstem Inc.	165,532	74
*	Histogenics Corp.	633,789	73
*	Cocrystal Pharma Inc.	25,849	71
*	ImmuCell Corp.	11,111	71
*	Retractable Technologies Inc.	109,240	70
*	Xenetic Biosciences Inc.	35,393	69
*	Jaguar Health Inc.	244,300	68
*,^	Dare Bioscience Inc.	46,579	65
*	Vaxart Inc.	33,222	64
*,^	AmpliPhi Biosciences Corp.	212,113	64
*	Ohr Pharmaceutical Inc.	26,597	60
*,^	Hemispherx Biopharma Inc.	361,415	58
*,^	SCWorx Corp	7,995	57
*,^	Sonoma Pharmaceuticals Inc.	57,676	54
*,^	Pulmatrix Inc.	41,591	53
*	Achieve Life Sciences Inc.	16,155	52
*	Ritter Pharmaceuticals Inc.	56,210	49
*	Aileron Therapeutics Inc.	24,778	48
*	Cancer Genetics Inc.	194,041	47
*	Flex Pharma Inc.	119,407	46
*	BioNano Genomics Inc.	9,790	43
*	Proteon Therapeutics Inc.	81,784	41
*	Citius Pharmaceuticals Inc.	28,963	41
*	EyeGate Pharmaceuticals Inc.	131,610	40
*	Cellectar Biosciences Inc.	16,755	39
*	Presbia plc	54,190	39
*	PLx Pharma Inc.	7,222	38
	Ligand Pharmaceuticals Inc.Glucagon CVR	395,811	36
*	Regulus Therapeutics Inc.	32,503	33
*,^	Attis Industries Inc.	10,309	30
	Diversicare Healthcare Services Inc.	6,253	25
*,^	OpGen Inc.	41,396	25
*,^	Tenax Therapeutics Inc.	12,200	25
*,^	Tonix Pharmaceuticals Holding Corp.	9,763	24
*,^	ContraVir Pharmaceuticals Inc.	101,131	23
*	NanoVibronix Inc.	5,700	22
*,^	Cleveland BioLabs Inc.	13,546	22
*	Allied Healthcare Products Inc.	11,560	21
*	ARCA biopharma Inc.	50,481	19

*	NovaBay Pharmaceuticals Inc.	15,439	19
*	Cesca Therapeutics Inc.	58,940	17
*,^	MYnd Analytics Inc.	11,697	16
*	American Shared Hospital Services	5,681	16
*	Precipio Inc.	116,462	15
^	Regional Health Properties Inc.	11,594	13
*	NeuroMetrix Inc.	11,900	13
*	Synthetic Biologics Inc.	18,146	12
*	Biomerica Inc.	4,818	12
*,^	Phio Pharmaceuticals Corp.	26,460	12
*	SiNtx Technologies Inc.	52,791	10
*,^	CHF Solutions Inc.	2,361	10
*	Nobilis Health Corp.	23,011	8
*	InspireMD Inc.	43,504	6
*	Micron Solutions Inc.	1,204	3
*	Milestone Scientific Inc.	10,165	3
*	Cytori Therapeutics Inc.	9,598	2
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	2
*	Ligand Pharmaceuticals Inc. General CVR	395,811	2
§	Wright Medical Group Inc. CVR	52,493	—
*	MabVax Therapeutics Holdings Inc.	2	—
			8,557,766
Industrials (13.0%)
*	CoStar Group Inc.	510,354	238,039
	TransUnion	2,599,614	173,758
	IDEX Corp.	1,056,506	160,314
	Spirit AeroSystems Holdings Inc. Class A	1,468,691	134,429
	Lennox International Inc.	498,137	131,707
	Old Dominion Freight Line Inc.	905,097	130,687
*	Teledyne Technologies Inc.	505,682	119,852
	Graco Inc.	2,319,494	114,861
*	HD Supply Holdings Inc.	2,456,903	106,507
*	Sensata Technologies Holding plc	2,291,831	103,178
	Toro Co.	1,485,100	102,234
*	Middleby Corp.	777,407	101,086
	Carlisle Cos. Inc.	800,547	98,163
	Nordson Corp.	722,971	95,808
	KAR Auction Services Inc.	1,861,556	95,516
*	WABCO Holdings Inc.	715,932	94,381
	Hubbell Inc. Class B	759,765	89,637
	Donaldson Co. Inc.	1,790,310	89,623
	HEICO Corp. Class A	998,746	83,955
	Hexcel Corp.	1,185,384	81,981
*,^	XPO Logistics Inc.	1,520,568	81,715
	Allison Transmission Holdings Inc.	1,662,563	74,682
	Lincoln Electric Holdings Inc.	884,225	74,160
	Woodward Inc.	778,730	73,894
	Oshkosh Corp.	979,558	73,594
	Owens Corning	1,529,148	72,053
	ITT Inc.	1,224,494	71,021
	ManpowerGroup Inc.	847,830	70,107
*	JetBlue Airways Corp.	4,279,180	70,007
	BWX Technologies Inc.	1,382,457	68,542
*	Genesee & Wyoming Inc. Class A	782,962	68,227
	Curtiss-Wright Corp.	598,533	67,838
	Acuity Brands Inc.	558,250	66,996
*	Stericycle Inc.	1,196,006	65,087

* AECOM	2,179,964	64,680
Insperity Inc.	522,426	64,603
Watsco Inc.	447,775	64,126
AGCO Corp.	894,049	62,181
Landstar System Inc.	560,118	61,271
nVent Electric plc	2,259,447	60,960
Crane Co.	711,772	60,230
EMCOR Group Inc.	784,950	57,364
Knight-Swift Transportation Holdings Inc.	1,740,308	56,873
* Kirby Corp.	752,429	56,515
Armstrong World Industries Inc.	690,857	54,868
HEICO Corp.	574,930	54,544
Brink's Co.	695,941	52,481
MSC Industrial Direct Co. Inc. Class A	630,141	52,119
MSA Safety Inc.	494,494	51,131
* Clean Harbors Inc.	711,817	50,916
* Trex Co. Inc.	824,329	50,713
* Spirit Airlines Inc.	957,469	50,612
USG Corp.	1,168,146	50,581
* Gardner Denver Holdings Inc.	1,779,330	49,483
Regal Beloit Corp.	604,183	49,464
Air Lease Corp. Class A	1,420,981	48,811
* ASGN Inc.	735,278	46,683
Tetra Tech Inc.	776,537	46,274
Ryder System Inc.	737,594	45,723
* Axon Enterprise Inc.	822,629	44,759
* Generac Holdings Inc.	869,437	44,541
Macquarie Infrastructure Corp.	1,077,278	44,405
* RBC Bearings Inc.	348,582	44,329
* Mercury Systems Inc.	679,304	43,530
Kennametal Inc.	1,147,441	42,168
Exponent Inc.	727,314	41,981
Timken Co.	947,891	41,347
* MasTec Inc.	859,164	41,326
John Bean Technologies Corp.	444,564	40,851
* FTI Consulting Inc.	530,291	40,737
* Univar Inc.	1,830,558	40,565
Trinity Industries Inc.	1,848,465	40,167
* Chart Industries Inc.	442,824	40,084
Valmont Industries Inc.	308,053	40,078
AMERCO	107,718	40,018
* Proto Labs Inc.	379,546	39,905
Moog Inc. Class A	457,216	39,755
EnerSys	603,004	39,292
SkyWest Inc.	722,576	39,229
GATX Corp.	512,459	39,137
* Colfax Corp.	1,299,863	38,580
KBR Inc.	1,958,149	37,381
* Rexnord Corp.	1,461,560	36,744
* TriNet Group Inc.	609,291	36,399
Hillenbrand Inc.	874,874	36,334
* Aerojet Rocketdyne Holdings Inc.	1,010,304	35,896
Korn Ferry	796,157	35,652
Barnes Group Inc.	664,744	34,175
* WESCO International Inc.	644,159	34,147
^ Healthcare Services Group Inc.	1,034,518	34,129
ABM Industries Inc.	925,046	33,625

Simpson Manufacturing Co. Inc.	564,695	33,469
* Resideo Technologies Inc.	1,726,505	33,304
UniFirst Corp.	216,633	33,253
* SiteOne Landscape Supply Inc.	573,828	32,794
Applied Industrial Technologies Inc.	544,622	32,389
Brady Corp. Class A	686,882	31,878
Watts Water Technologies Inc. Class A	386,755	31,258
* Avis Budget Group Inc.	883,946	30,814
* Beacon Roofing Supply Inc.	956,973	30,776
* Welbilt Inc.	1,830,084	29,977
* Navistar International Corp.	917,995	29,651
Albany International Corp.	408,486	29,244
Herman Miller Inc.	830,708	29,224
* Advanced Disposal Services Inc.	1,019,324	28,541
Covanta Holding Corp.	1,645,680	28,487
Granite Construction Inc.	658,009	28,393
Altra Industrial Motion Corp.	901,878	28,003
Terex Corp.	864,667	27,782
Franklin Electric Co. Inc.	538,994	27,537
Comfort Systems USA Inc.	520,769	27,283
Deluxe Corp.	614,376	26,861
AAON Inc.	573,153	26,468
Forward Air Corp.	407,416	26,372
Universal Forest Products Inc.	856,250	25,593
Triton International Ltd.	814,878	25,343
Mueller Industries Inc.	794,228	24,891
ESCO Technologies Inc.	366,905	24,594
* Meritor Inc.	1,170,425	23,818
Allegiant Travel Co. Class A	180,297	23,343
Kaman Corp.	393,994	23,025
Cubic Corp.	401,519	22,581
* Harsco Corp.	1,107,237	22,322
Mueller Water Products Inc. Class A	2,211,900	22,207
* Saia Inc.	360,356	22,018
HNI Corp.	606,522	22,011
Matson Inc.	603,907	21,795
Federal Signal Corp.	837,858	21,776
* Builders FirstSource Inc.	1,617,757	21,581
* SPX Corp.	614,879	21,392
* NOW Inc.	1,520,006	21,219
Werner Enterprises Inc.	617,377	21,083
* Casella Waste Systems Inc. Class A	592,487	21,069
Mobile Mini Inc.	619,260	21,018
* WageWorks Inc.	555,919	20,992
Actuant Corp. Class A	852,645	20,779
Arcosa Inc.	677,955	20,712
* MRC Global Inc.	1,173,642	20,515
* Aerovironment Inc.	299,385	20,481
ICF International Inc.	263,598	20,055
* Dycom Industries Inc.	435,767	20,019
Raven Industries Inc.	511,206	19,615
* TriMas Corp.	642,072	19,410
* Hub Group Inc. Class A	471,397	19,257
* Air Transport Services Group Inc.	832,999	19,201
McGrath RentCorp	339,267	19,192
* Kratos Defense & Security Solutions Inc.	1,226,797	19,175
* SPX FLOW Inc.	600,121	19,144

	Sun Hydraulics Corp.	407,928	18,973
	EnPro Industries Inc.	292,141	18,829
*	Gibraltar Industries Inc.	452,383	18,371
	Rush Enterprises Inc. Class A	436,496	18,250
*	Atlas Air Worldwide Holdings Inc.	360,302	18,217
*	Masonite International Corp.	362,504	18,085
*	Pitney Bowes Inc.	2,621,197	18,008
	Steelcase Inc. Class A	1,226,019	17,839
	Hawaiian Holdings Inc.	675,398	17,729
*	American Woodmark Corp.	209,128	17,280
	US Ecology Inc.	305,363	17,094
*	BMC Stock Holdings Inc.	958,682	16,940
*	JELD-WEN Holding Inc.	959,199	16,939
	Encore Wire Corp.	291,284	16,667
	Matthews International Corp. Class A	446,347	16,493
*,^	Upwork Inc.	852,263	16,312
	Viad Corp.	286,826	16,145
*	CBIZ Inc.	779,806	15,783
	Tennant Co.	254,121	15,778
*	Huron Consulting Group Inc.	320,186	15,119
	Advanced Drainage Systems Inc.	585,810	15,096
	Aircastle Ltd.	745,419	15,087
	AZZ Inc.	368,171	15,069
	AAR Corp.	462,552	15,038
	Lindsay Corp.	152,383	14,749
*	Sunrun Inc.	1,048,660	14,744
	Greenbrier Cos. Inc.	453,268	14,609
*	Patrick Industries Inc.	319,780	14,492
	Apogee Enterprises Inc.	376,576	14,118
	Kadant Inc.	157,452	13,849
*	Atkore International Group Inc.	640,285	13,785
	Alamo Group Inc.	136,057	13,598
	Triumph Group Inc.	700,350	13,349
*	Hertz Global Holdings Inc.	763,381	13,260
*	TrueBlue Inc.	560,882	13,259
	Knoll Inc.	696,354	13,168
*	Herc Holdings Inc.	335,668	13,084
	Standex International Corp.	176,788	12,976
	Heartland Express Inc.	670,053	12,919
	Interface Inc. Class A	839,318	12,858
	ACCO Brands Corp.	1,459,333	12,492
	Primoris Services Corp.	598,022	12,367
*	Continental Building Products Inc.	498,872	12,367
*	CSW Industrials Inc.	210,866	12,081
	Douglas Dynamics Inc.	316,753	12,059
	Astec Industries Inc.	319,169	12,052
*	Astronics Corp.	355,695	11,638
	Kforce Inc.	326,371	11,462
*	PGT Innovations Inc.	820,015	11,357
*	Milacron Holdings Corp.	999,271	11,312
	H&E Equipment Services Inc.	446,763	11,218
*	Thermon Group Holdings Inc.	454,549	11,141
	Navigant Consulting Inc.	569,122	11,081
	GrafTech International Ltd.	865,906	11,075
	ArcBest Corp.	359,598	11,072
^	ADT Inc.	1,717,251	10,973
*	SP Plus Corp.	320,318	10,929

	Wabash National Corp.	790,344	10,709
	Global Brass & Copper Holdings Inc.	307,629	10,595
	Argan Inc.	208,260	10,403
*	Evoqua Water Technologies Corp.	826,547	10,398
	Columbus McKinnon Corp.	294,959	10,132
	Heidrick & Struggles International Inc.	264,260	10,129
*,^	Enphase Energy Inc.	1,081,815	9,985
	DMC Global Inc.	200,678	9,962
	Marten Transport Ltd.	554,967	9,895
	Multi-Color Corp.	196,684	9,813
*	Tutor Perini Corp.	563,527	9,648
	Kelly Services Inc. Class A	434,515	9,585
*	Echo Global Logistics Inc.	383,629	9,506
*	Gates Industrial Corp. plc	652,587	9,358
	Gorman-Rupp Co.	268,635	9,117
	Griffon Corp.	492,143	9,095
*	CIRCOR International Inc.	277,963	9,062
*	DXP Enterprises Inc.	228,178	8,881
*	Wesco Aircraft Holdings Inc.	937,762	8,243
	Barrett Business Services Inc.	105,947	8,193
	Hyster-Yale Materials Handling Inc.	131,025	8,171
*	Manitowoc Co. Inc.	497,752	8,168
*	MYR Group Inc.	235,270	8,147
	Schneider National Inc. Class B	383,836	8,080
*	Great Lakes Dredge & Dock Corp.	895,686	7,981
*,^	Plug Power Inc.	3,312,842	7,951
*	NV5 Global Inc.	131,697	7,818
*	Aegion Corp. Class A	435,184	7,646
	Ennis Inc.	364,835	7,574
	National Presto Industries Inc.	69,289	7,521
*	Team Inc.	429,307	7,513
	Kimball International Inc. Class B	529,710	7,490
*	TPI Composites Inc.	261,313	7,479
	Quanex Building Products Corp.	468,302	7,441
*	Vicor Corp.	229,041	7,105
	Briggs & Stratton Corp.	597,659	7,070
	Forrester Research Inc.	145,871	7,053
*	GMS Inc.	462,852	6,998
	Resources Connection Inc.	415,000	6,864
*	Ducommun Inc.	152,475	6,636
*,^	KeyW Holding Corp.	724,830	6,248
*	WillScot Corp. Class A	563,365	6,248
	CRA International Inc.	120,021	6,066
*	Lydall Inc.	253,136	5,939
*	CAI International Inc.	241,938	5,613
	Insteel Industries Inc.	260,498	5,450
*	Heritage-Crystal Clean Inc.	195,367	5,363
	Quad/Graphics Inc.	433,715	5,161
*	Armstrong Flooring Inc.	376,953	5,127
*	Willdan Group Inc.	133,516	4,949
	Systemax Inc.	213,149	4,826
	Miller Industries Inc.	155,373	4,793
*	Veritiv Corp.	180,572	4,753
*	Eagle Bulk Shipping Inc.	1,021,729	4,751
	RR Donnelley & Sons Co.	1,002,865	4,734
	REV Group Inc.	426,284	4,668
*	BrightView Holdings Inc.	324,028	4,666

*	Sterling Construction Co. Inc.	371,522	4,651
	Titan International Inc.	750,459	4,480
	NN Inc.	593,110	4,442
*	Ameresco Inc. Class A	272,218	4,405
*	Daseke Inc.	837,062	4,261
*	Franklin Covey Co.	167,632	4,241
*	Vectrus Inc.	153,511	4,082
*,^	Energy Recovery Inc.	462,317	4,036
*	Titan Machinery Inc.	255,281	3,972
	Park-Ohio Holdings Corp.	122,086	3,953
*,^	Bloom Energy Corp. Class A	298,304	3,854
	Allied Motion Technologies Inc.	111,732	3,841
	Spartan Motors Inc.	426,426	3,765
	VSE Corp.	118,014	3,727
*	NCI Building Systems Inc.	596,540	3,675
	Omega Flex Inc.	47,931	3,633
*	Blue Bird Corp.	210,578	3,565
*	Northwest Pipe Co.	147,158	3,532
*,^	BlueLinx Holdings Inc.	130,889	3,487
*	Covenant Transportation Group Inc. Class A	182,273	3,460
	Powell Industries Inc.	128,926	3,423
	Hurco Cos. Inc.	83,793	3,379
*	Radiant Logistics Inc.	533,977	3,364
*	Mistras Group Inc.	240,043	3,315
*	American Superconductor Corp.	257,432	3,311
*	YRC Worldwide Inc.	467,864	3,130
*	LB Foster Co. Class A	165,323	3,111
	LSC Communications Inc.	474,322	3,097
*	PICO Holdings Inc.	302,076	2,991
*,^	Vivint Solar Inc.	597,525	2,970
*	Commercial Vehicle Group Inc.	381,350	2,925
*	CECO Environmental Corp.	397,613	2,863
*	Lawson Products Inc.	89,227	2,798
*	GP Strategies Corp.	229,215	2,785
	Graham Corp.	137,367	2,697
*	Acacia Research Corp.	816,834	2,663
	BG Staffing Inc.	119,790	2,616
*	Roadrunner Transportation Systems Inc.	6,093,776	2,559
^	EVI Industries Inc.	66,865	2,550
*	Willis Lease Finance Corp.	59,321	2,515
*	Foundation Building Materials Inc.	253,091	2,490
	Universal Logistics Holdings Inc.	124,671	2,454
	Eastern Co.	83,819	2,307
*	InnerWorkings Inc.	627,472	2,271
*	General Finance Corp.	238,390	2,224
*	Twin Disc Inc.	130,235	2,168
*	Construction Partners Inc. Class A	158,503	2,024
*	IES Holdings Inc.	107,279	1,906
*	LiqTech International Inc.	876,774	1,885
	Preformed Line Products Co.	33,864	1,798
*	PAM Transportation Services Inc.	36,651	1,794
*	Hill International Inc.	611,000	1,784
*,^	Energous Corp.	273,772	1,736
*,^	Aqua Metals Inc.	561,756	1,725
*	Transcat Inc.	74,035	1,701
*	Genco Shipping & Trading Ltd.	223,169	1,665
*	Lyft Inc. Class A	21,165	1,657

*	US Xpress Enterprises Inc. Class A	244,109	1,614
	Rush Enterprises Inc. Class B	37,656	1,564
*	USA Truck Inc.	108,077	1,561
*	Houston Wire & Cable Co.	241,458	1,528
*	Manitex International Inc.	197,034	1,507
*	Gencor Industries Inc.	115,798	1,431
*	Ultralife Corp.	137,561	1,413
*	Mesa Air Group Inc.	166,744	1,391
*	HC2 Holdings Inc.	558,194	1,368
*	Orion Group Holdings Inc.	464,187	1,355
*	FreightCar America Inc.	206,606	1,273
*,^	ExOne Co.	146,250	1,242
*	ARC Document Solutions Inc.	549,008	1,224
*,^	NRC Group Holdings Corp.	134,300	1,172
*,^	Hudson Technologies Inc.	511,921	988
*	CPI Aerostructures Inc.	150,962	981
*,^	Babcock & Wilcox Enterprises Inc.	2,376,150	977
*	Tecogen Inc.	235,717	941
	LSI Industries Inc.	349,060	918
*	Arotech Corp.	307,745	902
*	Infrastructure and Energy Alternatives Inc.	156,991	823
*,^	Capstone Turbine Corp.	910,478	819
*	Performant Financial Corp.	350,863	726
	Virco Manufacturing Corp.	163,028	706
*	Huttig Building Products Inc.	247,746	686
*	Goldfield Corp.	302,912	669
*	DLH Holdings Corp.	98,035	627
*	Pangaea Logistics Solutions Ltd.	198,063	608
*,^	Odyssey Marine Exploration Inc.	84,811	607
*	Alpha Pro Tech Ltd.	166,676	600
*	Perma-Pipe International Holdings Inc.	63,262	556
*	NL Industries Inc.	135,037	524
*	Volt Information Sciences Inc.	98,513	463
*,^	Red Violet Inc.	68,272	459
	Ecology and Environment Inc.	40,958	451
*	Taylor Devices Inc.	36,095	440
*	Charah Solutions Inc.	68,591	439
*	Jewett-Cameron Trading Co. Ltd.	47,428	418
*	Mastech Digital Inc.	60,874	375
	Acme United Corp.	23,391	374
*	RCM Technologies Inc.	90,641	357
*	LS Starrett Co. Class A	44,550	343
*	Innovative Solutions & Support Inc.	110,868	334
*,^	FuelCell Energy Inc.	1,336,619	329
*	AMREP Corp.	56,720	326
*,^	Orion Energy Systems Inc.	364,891	323
*	Perma-Fix Environmental Services	86,290	303
*	Jason Industries Inc.	213,911	299
*	Fuel Tech Inc.	169,040	282
*	Air T Inc.	8,896	269
*	Patriot Transportation Holding Inc.	13,915	262
	Servotronics Inc.	19,902	242
*	Hudson Global Inc.	153,852	234
*	Broadwind Energy Inc.	137,005	230
*,^	Astrotech Corp.	58,922	214
*,^	Lightbridge Corp.	296,381	163
*,^	FTE Networks Inc.	82,837	147

*	Document Security Systems Inc.	111,407	145
*	Air Industries Group	101,401	121
*	Polar Power Inc.	26,498	120
*,^	Sigma Labs Inc.	70,539	119
	Espey Manufacturing & Electronics Corp.	4,029	100
*	Sunworks Inc.	219,815	96
*	Limbach Holdings Inc.	12,049	92
*	SIFCO Industries Inc.	33,067	91
*	Pioneer Power Solutions Inc.	17,498	85
*,^	Marathon Patent Group Inc.	161,721	84
	Chicago Rivet & Machine Co.	2,905	82
*,^	Spherix Inc.	88,138	79
*	Energy Focus Inc.	63,555	78
*	ASV Holdings Inc.	27,820	77
*	American Electric Technologies Inc.	80,860	69
*	Avalon Holdings Corp. Class A	25,600	66
*,^	ShiftPixy Inc.	46,515	63
*	MICT Inc.	48,420	61
*	Industrial Services of America Inc.	43,054	53
*	BioHiTech Global Inc.	19,232	48
	CompX International Inc.	2,808	41
*,^	Revolution Lighting Technologies Inc.	157,430	36
*	Cemtrex Inc.	72,541	36
*,^	Ocean Power Technologies Inc.	7,963	35
^	Staffing 360 Solutions Inc.	23,408	34
*,^	Ideal Power Inc.	95,702	34
*	GEE Group Inc.	27,339	33
*	Concrete Pumping Holdings Inc.	2,649	24
*	Continental Materials Corp.	1,122	22
*	SG Blocks Inc.	11,720	22
*	AgEagle Aerial Systems Inc.	37,367	15
*	AeroCentury Corp.	800	9
*	Art's-Way Manufacturing Co. Inc.	4,243	9
*	DPW Holdings Inc.	28,499	8
*	Quest Resource Holding Corp.	3,589	6
*	VirTra Inc.	1,100	4
*	ARC Group Worldwide Inc.	4,700	4
			8,851,690
Information Technology (19.4%)
*	ServiceNow Inc.	2,501,904	616,694
*	Worldpay Inc. Class A	4,212,300	478,096
*	Workday Inc. Class A	2,108,510	406,626
*	Square Inc.	4,293,243	321,650
*	Palo Alto Networks Inc.	1,323,491	321,450
*	Splunk Inc.	2,061,762	256,896
*	First Data Corp. Class A	7,913,040	207,876
	CDW Corp.	2,091,012	201,511
	SS&C Technologies Holdings Inc.	3,010,105	191,714
	VMware Inc. Class A	1,059,122	191,182
*	GoDaddy Inc. Class A	2,360,758	177,505
*	Twilio Inc. Class A	1,330,742	171,905
	Marvell Technology Group Ltd.	8,229,098	163,677
*	Zebra Technologies Corp.	751,032	157,364
*	Ultimate Software Group Inc.	439,881	145,218
*	Trimble Inc.	3,520,418	142,225
*	PTC Inc.	1,486,254	137,003
	Leidos Holdings Inc.	2,037,086	130,557

*	Zendesk Inc.	1,507,944	128,175
*	Tableau Software Inc. Class A	1,002,390	127,584
*	Paycom Software Inc.	672,177	127,129
*	Dell Technologies Inc.	2,082,084	122,198
	Cognex Corp.	2,386,090	121,357
*	EPAM Systems Inc.	716,838	121,239
*	ON Semiconductor Corp.	5,694,429	117,134
*	WEX Inc.	601,193	115,423
	Booz Allen Hamilton Holding Corp. Class A	1,952,085	113,494
*	Fair Isaac Corp.	406,026	110,289
*	Guidewire Software Inc.	1,128,359	109,631
*	Tyler Technologies Inc.	536,033	109,565
*	Black Knight Inc.	1,982,810	108,063
*	RingCentral Inc. Class A	956,737	103,136
*	Euronet Worldwide Inc.	719,818	102,639
	CDK Global Inc.	1,742,531	102,496
*	Aspen Technology Inc.	974,989	101,652
*	Trade Desk Inc. Class A	504,768	99,919
	Teradyne Inc.	2,418,739	96,363
*	Proofpoint Inc.	774,102	93,999
*	Arrow Electronics Inc.	1,187,769	91,529
*	Okta Inc.	1,099,623	90,972
^	Universal Display Corp.	592,477	90,560
*	HubSpot Inc.	533,576	88,686
*	Cree Inc.	1,444,036	82,628
	Sabre Corp.	3,855,526	82,470
	Versum Materials Inc.	1,519,665	76,454
	Cypress Semiconductor Corp.	5,076,514	75,742
*	Ciena Corp.	2,012,088	75,131
	Monolithic Power Systems Inc.	554,039	75,067
	Genpact Ltd.	2,127,819	74,857
*	ARRIS International plc	2,292,725	72,473
*	Teradata Corp.	1,643,698	71,747
	MKS Instruments Inc.	756,386	70,382
	National Instruments Corp.	1,580,112	70,094
*	Nuance Communications Inc.	3,993,045	67,602
	Entegris Inc.	1,883,439	67,220
*	Coupa Software Inc.	736,163	66,976
	Avnet Inc.	1,519,813	65,914
	MAXIMUS Inc.	897,985	63,739
	Littelfuse Inc.	346,730	63,271
*	New Relic Inc.	639,198	63,089
*	CACI International Inc. Class A	346,601	63,088
*	RealPage Inc.	1,027,463	62,357
*,^	ViaSat Inc.	795,825	61,676
*	Lumentum Holdings Inc.	1,063,495	60,130
*	CommScope Holding Co. Inc.	2,690,627	58,467
*	2U Inc.	811,220	57,475
	LogMeIn Inc.	709,863	56,860
*,^	MongoDB Inc.	385,514	56,678
	Dolby Laboratories Inc. Class A	899,464	56,639
	j2 Global Inc.	648,342	56,146
*	First Solar Inc.	1,053,026	55,642
	SYNNEX Corp.	581,390	55,459
	Science Applications International Corp.	712,822	54,852
*	Verint Systems Inc.	915,698	54,814
	Blackbaud Inc.	680,799	54,280

* ACI Worldwide Inc.	1,631,580	53,630
* Tech Data Corp.	521,844	53,442
Jabil Inc.	1,973,471	52,475
* Pure Storage Inc. Class A	2,404,087	52,385
* LiveRamp Holdings Inc.	954,671	52,096
* Manhattan Associates Inc.	914,337	50,389
* Silicon Laboratories Inc.	605,124	48,930
* Coherent Inc.	339,552	48,121
* Ellie Mae Inc.	487,290	48,091
* Semtech Corp.	923,412	47,011
* FireEye Inc.	2,748,561	46,148
Cabot Microelectronics Corp.	406,344	45,494
* NCR Corp.	1,648,613	44,991
* Envestnet Inc.	674,776	44,124
* Integrated Device Technology Inc.	888,126	43,509
* Five9 Inc.	819,198	43,278
* CoreLogic Inc.	1,124,650	41,904
* Rogers Corp.	258,306	41,040
* Cornerstone OnDemand Inc.	747,548	40,951
* Nutanix Inc.	1,073,799	40,525
Perspecta Inc.	1,982,897	40,094
* Ceridian HCM Holding Inc.	779,687	39,998
^ Ubiquiti Networks Inc.	266,126	39,842
* Viavi Solutions Inc.	3,212,748	39,774
* Paylocity Holding Corp.	445,859	39,766
* Qualys Inc.	475,682	39,358
* Novanta Inc.	462,242	39,166
* Box Inc.	2,012,899	38,869
* Finisar Corp.	1,649,151	38,211
* Q2 Holdings Inc.	518,424	35,906
* Conduent Inc.	2,572,010	35,571
* CommVault Systems Inc.	545,022	35,285
* Alteryx Inc. Class A	419,594	35,191
* Cirrus Logic Inc.	828,433	34,852
Vishay Intertechnology Inc.	1,853,368	34,232
Pegasystems Inc.	519,229	33,750
* Cloudera Inc.	3,074,519	33,635
* Alarm.com Holdings Inc.	491,504	31,899
* II-VI Inc.	834,469	31,076
* Blackline Inc.	651,093	30,159
InterDigital Inc.	455,748	30,070
* Everbridge Inc.	399,783	29,988
Belden Inc.	552,542	29,672
* Rapid7 Inc.	579,450	29,326
Brooks Automation Inc.	991,290	29,075
* ExlService Holdings Inc.	481,609	28,906
Travelport Worldwide Ltd.	1,832,195	28,820
Power Integrations Inc.	409,759	28,659
* Dropbox Inc. Class A	1,294,216	28,214
Progress Software Corp.	634,982	28,174
* Sanmina Corp.	962,750	27,775
* NetScout Systems Inc.	988,266	27,741
* Insight Enterprises Inc.	500,407	27,552
* Fabrinet	518,400	27,143
* Inphi Corp.	618,255	27,042
* 8x8 Inc.	1,337,875	27,025
* Plexus Corp.	438,385	26,720

*	Advanced Energy Industries Inc.	535,711	26,614
*	SPS Commerce Inc.	249,833	26,497
*	Bottomline Technologies DE Inc.	526,022	26,348
*	SailPoint Technologies Holding Inc.	912,538	26,208
*	Pluralsight Inc. Class A	792,600	25,157
*	Yext Inc.	1,146,637	25,065
*	Varonis Systems Inc.	415,071	24,751
*	Avaya Holdings Corp.	1,458,308	24,543
*	EchoStar Corp. Class A	668,814	24,378
*	LivePerson Inc.	825,760	23,964
*,^	SolarEdge Technologies Inc.	622,368	23,451
	EVERTEC Inc.	837,153	23,281
	Badger Meter Inc.	411,970	22,922
*	Anixter International Inc.	408,428	22,917
*	Acacia Communications Inc.	399,196	22,894
*	MaxLinear Inc.	884,651	22,585
*	Knowles Corp.	1,269,949	22,389
*	Itron Inc.	474,140	22,119
*	Lattice Semiconductor Corp.	1,825,253	21,775
	Plantronics Inc.	463,875	21,389
*	Instructure Inc.	445,739	21,003
*	PROS Holdings Inc.	495,652	20,936
*	OSI Systems Inc.	238,564	20,898
*	Virtusa Corp.	390,817	20,889
	Kulicke & Soffa Industries Inc.	926,048	20,475
	ManTech International Corp. Class A	377,095	20,371
*	Diodes Inc.	574,661	19,941
	CSG Systems International Inc.	461,901	19,538
*	Synaptics Inc.	488,128	19,403
*	Cardtronics plc Class A	524,954	18,678
*	Workiva Inc.	359,858	18,245
*	Benefitfocus Inc.	362,607	17,956
*,^	3D Systems Corp.	1,604,597	17,265
*	ePlus Inc.	193,556	17,137
*	Fitbit Inc. Class A	2,889,400	17,105
*	FormFactor Inc.	1,056,960	17,007
*	DocuSign Inc. Class A	321,554	16,669
*	MicroStrategy Inc. Class A	115,199	16,617
	TiVo Corp.	1,752,482	16,333
*,^	GTT Communications Inc.	469,544	16,293
	NIC Inc.	945,505	16,159
	Xperi Corp.	686,123	16,055
*	Sykes Enterprises Inc.	566,897	16,032
*	Rambus Inc.	1,527,467	15,962
*	Electronics For Imaging Inc.	592,823	15,947
*	Amkor Technology Inc.	1,837,956	15,696
*	TTM Technologies Inc.	1,303,098	15,285
	Ebix Inc.	308,669	15,239
*	Cray Inc.	579,594	15,098
	Benchmark Electronics Inc.	572,066	15,017
	Methode Electronics Inc.	516,658	14,869
*	NETGEAR Inc.	443,830	14,700
*,^	Appian Corp. Class A	426,455	14,683
*	Cision Ltd.	1,054,112	14,515
*	Verra Mobility Corp.	1,208,136	14,377
*	Zscaler Inc.	202,273	14,347
*	Altair Engineering Inc. Class A	386,398	14,223

	MTS Systems Corp.	252,909	13,773
	CTS Corp.	466,704	13,707
	KEMET Corp.	806,844	13,692
*	ForeScout Technologies Inc.	324,813	13,613
*	Appfolio Inc.	164,691	13,076
*	Perficient Inc.	474,693	13,002
*	ScanSource Inc.	362,284	12,977
*	Pivotal Software Inc. Class A	600,492	12,520
*	Extreme Networks Inc.	1,664,230	12,465
*	Diebold Nixdorf Inc.	1,072,999	11,878
	AVX Corp.	669,836	11,615
	Mesa Laboratories Inc.	50,146	11,559
	Monotype Imaging Holdings Inc.	576,387	11,464
*	Carbonite Inc.	461,604	11,452
*	FARO Technologies Inc.	246,026	10,803
*	Nanometrics Inc.	349,003	10,777
*	MACOM Technology Solutions Holdings Inc.	634,045	10,595
*	Everi Holdings Inc.	992,731	10,444
*	Rudolph Technologies Inc.	437,824	9,982
*	Evo Payments Inc. Class A	337,651	9,809
*	Quantenna Communications Inc.	400,018	9,732
	Presidio Inc.	657,303	9,728
*	Upland Software Inc.	225,611	9,557
*	Axcelis Technologies Inc.	464,993	9,356
*	Infinera Corp.	2,139,190	9,284
	ADTRAN Inc.	668,661	9,161
*	Anaplan Inc.	230,156	9,059
*	Photronics Inc.	937,488	8,859
*	OneSpan Inc.	445,715	8,567
	Cohu Inc.	578,811	8,537
*	CEVA Inc.	313,876	8,462
*	Unisys Corp.	718,718	8,387
*	Endurance International Group Holdings Inc.	1,139,426	8,261
*	GreenSky Inc. Class A	622,569	8,056
	Comtech Telecommunications Corp.	345,527	8,023
	Cass Information Systems Inc.	166,968	7,898
*,^	Elastic NV	98,523	7,869
*	Smartsheet Inc. Class A	189,844	7,744
	TTEC Holdings Inc.	204,519	7,410
*	Veeco Instruments Inc.	674,064	7,307
*,^	Ichor Holdings Ltd.	321,182	7,252
*	Harmonic Inc.	1,276,809	6,920
	NVE Corp.	65,074	6,370
	QAD Inc. Class A	147,407	6,349
*	Control4 Corp.	373,627	6,326
*	Vishay Precision Group Inc.	182,822	6,254
*	Model N Inc.	355,229	6,231
*	Mitek Systems Inc.	493,506	6,041
	Hackett Group Inc.	377,331	5,962
	PC Connection Inc.	162,562	5,961
*	MobileIron Inc.	1,078,281	5,898
*	CalAmp Corp.	465,107	5,851
	Switch Inc.	563,514	5,810
*	Avalara Inc.	103,148	5,755
*	Kimball Electronics Inc.	369,446	5,723
*	A10 Networks Inc.	806,943	5,721
*,^	SunPower Corp. Class A	875,909	5,702

*	Ultra Clean Holdings Inc.	546,580	5,657
*,^	Domo Inc.	138,110	5,570
*	Zix Corp.	798,910	5,497
*,^	VirnetX Holding Corp.	836,121	5,293
*	Agilysys Inc.	249,197	5,276
*	Limelight Networks Inc.	1,617,550	5,225
*,^	Digimarc Corp.	163,054	5,117
*	Tenable Holdings Inc.	160,760	5,090
*	Calix Inc.	655,479	5,047
*	PDF Solutions Inc.	405,357	5,006
*	Digi International Inc.	375,127	4,753
	American Software Inc. Class A	394,134	4,710
*	PCM Inc.	124,213	4,550
*	Arlo Technologies Inc.	1,063,034	4,390
	Park Electrochemical Corp.	277,341	4,354
*	ChannelAdvisor Corp.	353,977	4,311
	Daktronics Inc.	562,838	4,193
*	ShotSpotter Inc.	108,342	4,182
*	SVMK Inc.	219,252	3,993
*	Rubicon Project Inc.	642,757	3,908
*	Brightcove Inc.	462,880	3,893
*	Ribbon Communications Inc.	755,273	3,890
	Bel Fuse Inc. Class B	153,335	3,876
*	Immersion Corp.	450,459	3,797
*	DSP Group Inc.	267,842	3,769
*	Zuora Inc. Class A	186,179	3,729
*	PAR Technology Corp.	151,388	3,703
*	Avid Technology Inc.	493,142	3,674
*,^	Impinj Inc.	212,841	3,566
*	Casa Systems Inc.	416,494	3,457
*,^	USA Technologies Inc.	832,474	3,455
*	Synchronoss Technologies Inc.	563,625	3,427
*	SMART Global Holdings Inc.	176,381	3,387
*	Aquantia Corp.	372,016	3,370
*,^	Inseego Corp.	702,157	3,314
*	Alpha & Omega Semiconductor Ltd.	285,270	3,283
*,^	Applied Optoelectronics Inc.	265,065	3,234
*	NeoPhotonics Corp.	497,032	3,126
*	Telenav Inc.	512,900	3,113
*	Napco Security Technologies Inc.	148,972	3,090
*	Digital Turbine Inc.	833,330	2,917
*	Amber Road Inc.	329,556	2,857
*	PRGX Global Inc.	352,269	2,790
*	I3 Verticals Inc. Class A	112,969	2,714
*	eGain Corp.	257,160	2,687
*,^	SecureWorks Corp. Class A	142,492	2,622
*,^	Maxwell Technologies Inc.	578,970	2,588
*	Telaria Inc.	389,991	2,473
*	AXT Inc.	539,558	2,401
*	Exela Technologies Inc.	684,046	2,285
*	Aerohive Networks Inc.	485,608	2,200
*	Adesto Technologies Corp.	351,727	2,128
*,^	Akoustis Technologies Inc.	363,171	2,110
*	International Money Express Inc.	180,488	2,105
*	KVH Industries Inc.	203,900	2,078
*	Clearfield Inc.	139,964	2,057
*	CyberOptics Corp.	113,760	1,945

*	nLight Inc.	87,265	1,944
*	3PEA International Inc.	227,191	1,806
*	Carbon Black Inc.	129,246	1,803
*	Intevac Inc.	282,964	1,735
*	EMCORE Corp.	472,280	1,724
*	Pixelworks Inc.	423,515	1,660
*	GSI Technology Inc.	213,551	1,659
*	Information Services Group Inc.	416,590	1,554
*,^	Park City Group Inc.	194,170	1,551
*	Iteris Inc.	370,320	1,544
	AstroNova Inc.	72,455	1,477
*	ACM Research Inc. Class A	95,286	1,470
*,^	Eastman Kodak Co.	495,475	1,467
*	Intelligent Systems Corp.	43,567	1,392
	PC-Tel Inc.	276,829	1,387
*	SharpSpring Inc.	83,937	1,345
*,^	Kopin Corp.	979,351	1,312
*,^	Internap Corp.	259,559	1,287
*	StarTek Inc.	161,312	1,271
*,^	MicroVision Inc.	1,278,401	1,239
*	ServiceSource International Inc.	1,321,158	1,217
*	Airgain Inc.	91,373	1,172
	TESSCO Technologies Inc.	71,791	1,111
*,^	Asure Software Inc.	181,406	1,108
	TransAct Technologies Inc.	118,987	1,088
*	Frequency Electronics Inc.	90,022	1,067
*	PFSweb Inc.	204,650	1,066
*	Steel Connect Inc.	529,960	1,065
*	MoneyGram International Inc.	492,363	1,004
*	Rimini Street Inc.	199,105	996
*	Luna Innovations Inc.	236,057	984
*	Everspin Technologies Inc.	126,537	969
*	ID Systems Inc.	160,161	950
*	Key Tronic Corp.	153,764	949
*	LRAD Corp.	327,311	933
*,^	QuickLogic Corp.	1,500,696	916
*	Seachange International Inc.	679,830	904
*	Amtech Systems Inc.	166,221	886
*	RealNetworks Inc.	280,491	872
*,^	Resonant Inc.	277,891	834
*	NetSol Technologies Inc.	126,277	822
	Richardson Electronics Ltd.	116,609	791
*	Identiv Inc.	151,198	762
*,^	Veritone Inc.	142,947	743
*	Data I/O Corp.	131,998	733
*,^	Smith Micro Software Inc.	246,713	691
	CSP Inc.	63,390	685
*	Finjan Holdings Inc.	230,934	677
*	Computer Task Group Inc.	154,714	665
*	Aware Inc.	183,320	664
	GlobalSCAPE Inc.	104,586	663
*	Aviat Networks Inc.	41,586	639
*	SolarWinds Corp.	31,998	625
*	DASAN Zhone Solutions Inc.	54,407	582
*	IEC Electronics Corp.	84,880	581
*	Research Frontiers Inc.	268,960	581
*	Synacor Inc.	363,282	570

	RF Industries Ltd.	83,949	566
*	Perceptron Inc.	70,502	529
*	GSE Systems Inc.	180,096	504
*	Lantronix Inc.	166,237	502
*	Wrap Technologies Inc.	69,001	490
*	Optical Cable Corp.	101,490	474
*	inTEST Corp.	67,117	451
*,^	SITO Mobile Ltd.	247,815	451
	Issuer Direct Corp.	34,425	426
*,^	Fusion Connect Inc.	320,791	420
*	LGL Group Inc.	63,393	415
*,^	Digital Ally Inc.	109,792	408
*,^	LightPath Technologies Inc. Class A	267,231	401
*	CUI Global Inc.	317,250	374
*	Intellicheck Inc.	104,948	370
	QAD Inc. Class B	11,899	369
*	BSQUARE Corp.	186,526	364
*	Wireless Telecom Group Inc.	233,098	359
*	eMagin Corp.	416,604	348
*	Inuvo Inc.	273,520	339
*	Support.com Inc.	145,787	329
*	WidePoint Corp.	702,924	320
*	Atomera Inc.	115,195	312
*,^	ClearSign Combustion Corp.	337,298	304
*	Innodata Inc.	215,507	274
*	CVD Equipment Corp.	68,981	271
*,^	Net Element Inc.	44,862	265
*	Majesco	37,172	262
*	Aehr Test Systems	176,801	244
	Network-1 Technologies Inc.	93,241	242
*	ClearOne Inc.	114,463	231
*,^	NXT-ID Inc.	270,096	230
*	Image Sensing Systems Inc.	44,750	226
*	Westell Technologies Inc. Class A	109,328	223
	Communications Systems Inc.	84,005	223
*	AudioEye Inc.	24,152	218
	Wayside Technology Group Inc.	18,491	206
*	Qumu Corp.	80,502	197
	Bel Fuse Inc. Class A	8,959	192
*,^	Marin Software Inc.	41,968	192
*	MAM Software Group Inc.	21,613	184
*,^	Boxlight Corp. Class A	57,424	184
	BK Technologies Corp.	40,918	169
*	Alithya Group Inc. Class A	49,521	156
*,^	Neonode Inc.	44,970	142
*,^	Applied DNA Sciences Inc.	196,361	140
*	TSR Inc.	23,470	121
*,^	Payment Data Systems Inc.	44,991	118
*	Bio-key International Inc.	78,056	115
*	Evolving Systems Inc.	93,207	112
*	Qualstar Corp.	18,492	101
*	ALJ Regional Holdings Inc.	52,629	84
*,^	Intermolecular Inc.	68,535	79
*	Technical Communications Corp.	20,218	70
*	Schmitt Industries Inc.	25,576	61
*	One Stop Systems Inc.	27,213	56
*	BroadVision Inc.	33,951	55

*	Socket Mobile Inc.	27,598	55
*	CPI Card Group Inc.	15,906	54
*	SigmaTron International Inc.	16,060	47
*	Nortech Systems Inc.	9,269	43
*,^	Vislink Technologies Inc.	114,444	38
*	MoSys Inc.	201,721	35
*	Dynasil Corp. of America	33,699	34
*,^	Blonder Tongue Laboratories Inc.	16,400	18
*	Trio-Tech International	4,900	16
*	Coda Octopus Group Inc.	1,683	16
*,^	Superconductor Technologies Inc.	10,085	15
*,^	Inpixon	16,676	14
*	ADDvantage Technologies Group Inc.	9,900	14
*	Bridgeline Digital Inc.	55,633	9
*	CPS Technologies Corp.	4,074	6
*	AMERI Holdings Inc.	18,624	6
*	Rubicon Technology Inc.	361	3
*	Summit Wireless Technologies Inc.	24	—
			13,218,981
Materials (4.4%)
	Steel Dynamics Inc.	3,195,437	112,703
	RPM International Inc.	1,842,700	106,950
*	Crown Holdings Inc.	1,868,328	101,955
*	Berry Global Group Inc.	1,805,270	97,250
	AptarGroup Inc.	876,891	93,292
	Chemours Co.	2,332,322	86,669
	Sonoco Products Co.	1,397,200	85,970
	Reliance Steel & Aluminum Co.	935,146	84,406
	Royal Gold Inc.	919,876	83,644
*	Axalta Coating Systems Ltd.	2,920,820	73,634
*	Alcoa Corp.	2,594,657	73,066
	WR Grace & Co.	931,442	72,690
	Bemis Co. Inc.	1,265,616	70,216
	Ashland Global Holdings Inc.	873,145	68,219
	Huntsman Corp.	2,939,397	66,107
*	Ingevity Corp.	582,339	61,501
	Eagle Materials Inc.	633,076	53,368
	Olin Corp.	2,305,567	53,351
	NewMarket Corp.	122,300	53,024
	Graphic Packaging Holding Co.	4,111,510	51,928
	Valvoline Inc.	2,647,253	49,133
	United States Steel Corp.	2,375,010	46,289
	Louisiana-Pacific Corp.	1,895,272	46,207
*	Allegheny Technologies Inc.	1,751,311	44,781
	Domtar Corp.	877,896	43,588
	Scotts Miracle-Gro Co.	547,847	43,050
	Balchem Corp.	455,414	42,262
	Owens-Illinois Inc.	2,148,235	40,774
^	Cleveland-Cliffs Inc.	4,071,674	40,676
	Sensient Technologies Corp.	589,858	39,986
	Quaker Chemical Corp.	187,768	37,616
	Cabot Corp.	831,261	34,605
	HB Fuller Co.	707,496	34,413
	Westlake Chemical Corp.	503,557	34,171
*	Element Solutions Inc.	3,263,481	32,961
	Silgan Holdings Inc.	1,093,024	32,386
	PolyOne Corp.	1,094,221	32,072

	Carpenter Technology Corp.	664,072	30,448
*	GCP Applied Technologies Inc.	1,017,300	30,112
	Minerals Technologies Inc.	493,279	29,000
	Innospec Inc.	340,648	28,393
	Commercial Metals Co.	1,645,828	28,111
	Trinseo SA	592,157	26,825
	Compass Minerals International Inc.	473,216	25,729
*	Livent Corp.	2,043,000	25,088
	Stepan Co.	284,611	24,909
*	Summit Materials Inc. Class A	1,563,186	24,808
	Kaiser Aluminum Corp.	225,717	23,639
*	Ferro Corp.	1,176,228	22,266
	Worthington Industries Inc.	551,471	20,581
	Warrior Met Coal Inc.	598,069	18,181
	Greif Inc. Class A	440,541	18,172
	Tronox Holdings plc Class A	1,319,997	17,358
	Schweitzer-Mauduit International Inc.	430,978	16,687
	Materion Corp.	287,315	16,394
	Hecla Mining Co.	6,815,987	15,677
	Neenah Inc.	238,326	15,339
	Boise Cascade Co.	549,576	14,707
*	Kraton Corp.	449,370	14,461
*,^	AK Steel Holding Corp.	4,394,937	12,086
*	Coeur Mining Inc.	2,884,975	11,771
*	AdvanSix Inc.	407,157	11,633
*	Verso Corp.	489,950	10,495
	Resolute Forest Products Inc.	1,281,152	10,121
	Chase Corp.	102,217	9,459
*	US Concrete Inc.	224,231	9,288
	Rayonier Advanced Materials Inc.	683,861	9,273
	Schnitzer Steel Industries Inc.	373,038	8,953
	PH Glatfelter Co.	625,786	8,836
	Innophos Holdings Inc.	283,498	8,545
	Myers Industries Inc.	493,446	8,443
	Mercer International Inc.	614,913	8,308
*	SunCoke Energy Inc.	924,046	7,845
*	PQ Group Holdings Inc.	509,566	7,730
*	Koppers Holdings Inc.	294,074	7,640
	American Vanguard Corp.	370,197	6,375
*	Century Aluminum Co.	690,588	6,132
*	TimkenSteel Corp.	557,202	6,051
	Haynes International Inc.	180,456	5,924
	Tredegar Corp.	358,803	5,791
^	McEwen Mining Inc.	3,845,092	5,768
*	Intrepid Potash Inc.	1,377,891	5,222
	FutureFuel Corp.	371,432	4,977
	Hawkins Inc.	131,728	4,852
*	Clearwater Paper Corp.	235,153	4,581
*	OMNOVA Solutions Inc.	628,735	4,414
	Kronos Worldwide Inc.	307,430	4,310
*	Venator Materials plc	722,783	4,062
	Gold Resource Corp.	885,777	3,481
*	UFP Technologies Inc.	84,766	3,170
	Advanced Emissions Solutions Inc.	265,096	3,065
*	Flotek Industries Inc.	751,639	2,435
*	Trecora Resources	251,114	2,283
	Olympic Steel Inc.	140,160	2,224

	United States Lime & Minerals Inc.	27,379	2,111
*	Ryerson Holding Corp.	222,812	1,907
*	Universal Stainless & Alloy Products Inc.	114,415	1,896
*	LSB Industries Inc.	280,238	1,749
	Synalloy Corp.	100,662	1,530
^	Tecnoglass Inc.	198,246	1,443
*,^	Amyris Inc.	644,645	1,347
*	AgroFresh Solutions Inc.	396,351	1,324
*,^	Loop Industries Inc.	154,275	1,222
*,^	Forterra Inc.	272,278	1,149
	Northern Technologies International Corp.	42,188	1,129
	Core Molding Technologies Inc.	98,285	725
*,^	Marrone Bio Innovations Inc.	470,712	720
*	Ampco-Pittsburgh Corp.	183,756	606
	Friedman Industries Inc.	71,623	549
*	Ramaco Resources Inc.	91,534	531
*	Pershing Gold Corp.	240,768	279
*,^	Golden Minerals Co.	648,415	176
*,§	A Schulman Inc. CVR	392,279	170
*	General Moly Inc.	683,377	148
*	Solitario Zinc Corp.	258,205	110
*	Paramount Gold Nevada Corp.	131,789	109
*,^	US Gold Corp.	117,799	106
*	US Antimony Corp.	165,561	78
*,^	Taronis Technologies Inc.	119,335	76
	Greif Inc. Class B	999	49
*,^	Comstock Mining Inc.	138,196	29
*	Ikonics Corp.	926	7
			2,968,616
Other (0.0%)2
*,§	Herbalife Ltd. CVR	83,162	807
*	Twin River Worldwide Holdings Inc.	20,313	608
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,§	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	59
*,§	Media General Inc. CVR	1,202,098	47
*,§	Ambit Biosciences Corp. CVR	22,388	13
*,§	Social Reality Inc. Rights Exp. 12/31/2019	74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,^,§	Apricus Biosciences Inc. CVR	5,736	3
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	Clinical Data CVR	131,308	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
*	Kadmon Warrants Exp. 09/29/2022	105,015	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,^,§	Biosante Pharmaceutical Inc. CVR	44,795	—
			2,045
Real Estate (8.8%)
	WP Carey Inc.	2,222,632	174,099
	Equity LifeStyle Properties Inc.	1,260,734	144,102
	Sun Communities Inc.	1,211,470	143,583
	Camden Property Trust	1,343,304	136,345
	National Retail Properties Inc.	2,255,279	124,920
	Invitation Homes Inc.	4,731,703	115,122

VEREIT Inc.	13,440,526	112,497
Omega Healthcare Investors Inc.	2,848,900	108,686
Gaming and Leisure Properties Inc.	2,800,288	108,007
Kilroy Realty Corp.	1,406,494	106,837
VICI Properties Inc.	4,693,878	102,702
Liberty Property Trust	2,065,034	99,989
Medical Properties Trust Inc.	5,293,845	97,989
Jones Lang LaSalle Inc.	635,492	97,980
Lamar Advertising Co. Class A	1,193,951	94,633
STORE Capital Corp.	2,726,175	91,327
American Campus Communities Inc.	1,918,783	91,296
Douglas Emmett Inc.	2,250,982	90,985
Park Hotels & Resorts Inc.	2,805,943	87,209
CubeSmart	2,609,148	83,597
Healthcare Trust of America Inc. Class A	2,882,554	82,412
American Homes 4 Rent Class A	3,564,345	80,982
EPR Properties	1,045,838	80,425
CyrusOne Inc.	1,511,069	79,240
Brixmor Property Group Inc.	4,105,353	75,415
Hudson Pacific Properties Inc.	2,166,475	74,570
Highwoods Properties Inc.	1,438,462	67,291
Life Storage Inc.	658,038	64,007
JBG SMITH Properties	1,546,570	63,951
Americold Realty Trust	2,066,798	63,058
First Industrial Realty Trust Inc.	1,769,200	62,559
Hospitality Properties Trust	2,307,607	60,713
* Howard Hughes Corp.	541,932	59,613
Ryman Hospitality Properties Inc.	721,498	59,336
Rayonier Inc.	1,822,980	57,460
Healthcare Realty Trust Inc.	1,777,740	57,083
EastGroup Properties Inc.	509,490	56,880
Pebblebrook Hotel Trust	1,824,762	56,677
Cousins Properties Inc.	5,813,336	56,157
Equity Commonwealth	1,696,980	55,474
CoreSite Realty Corp.	510,985	54,686
Weingarten Realty Investors	1,671,889	49,103
Rexford Industrial Realty Inc.	1,368,584	49,009
Apple Hospitality REIT Inc.	2,994,843	48,816
Sabra Health Care REIT Inc.	2,495,712	48,592
Physicians Realty Trust	2,563,315	48,216
Spirit Realty Capital Inc.	1,197,692	47,584
National Health Investors Inc.	600,353	47,158
STAG Industrial Inc.	1,574,070	46,671
Outfront Media Inc.	1,957,424	45,804
Sunstone Hotel Investors Inc.	3,172,867	45,689
Taubman Centers Inc.	859,138	45,431
PS Business Parks Inc.	281,672	44,175
RLJ Lodging Trust	2,437,505	42,827
Corporate Office Properties Trust	1,548,093	42,263
Paramount Group Inc.	2,846,918	40,398
Senior Housing Properties Trust	3,342,691	39,377
Brandywine Realty Trust	2,477,665	39,296
Kennedy-Wilson Holdings Inc.	1,775,126	37,970
Piedmont Office Realty Trust Inc. Class A	1,794,090	37,407
Columbia Property Trust Inc.	1,659,943	37,365
Retail Properties of America Inc.	3,032,456	36,966
Agree Realty Corp.	526,919	36,537

	Colony Capital Inc.	6,867,631	36,536
	Terreno Realty Corp.	858,893	36,108
	PotlatchDeltic Corp.	952,450	35,993
	Xenia Hotels & Resorts Inc.	1,593,920	34,923
	QTS Realty Trust Inc. Class A	771,659	34,717
	GEO Group Inc.	1,693,459	32,514
	CoreCivic Inc.	1,655,302	32,196
	Washington REIT	1,126,896	31,981
	Acadia Realty Trust	1,151,451	31,400
	Empire State Realty Trust Inc.	1,969,785	31,123
	Urban Edge Properties	1,609,771	30,586
	DiamondRock Hospitality Co.	2,796,345	30,284
	CareTrust REIT Inc.	1,247,819	29,274
	Four Corners Property Trust Inc.	988,704	29,266
	Mack-Cali Realty Corp.	1,279,745	28,410
	Uniti Group Inc.	2,501,379	27,990
	Retail Opportunity Investments Corp.	1,601,909	27,777
	Tanger Factory Outlet Centers Inc.	1,319,492	27,683
	SITE Centers Corp.	2,014,430	27,437
	Lexington Realty Trust	2,982,669	27,023
	HFF Inc. Class A	550,597	26,291
	LTC Properties Inc.	565,905	25,918
	Alexander & Baldwin Inc.	962,104	24,476
	American Assets Trust Inc.	533,219	24,453
	Chesapeake Lodging Trust	855,678	23,796
	National Storage Affiliates Trust	810,475	23,107
	Tier REIT Inc.	774,723	22,204
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	865,840	22,200
	Global Net Lease Inc.	1,173,012	22,170
	Alexander's Inc.	53,032	19,949
*,^	Redfin Corp.	957,521	19,409
	Kite Realty Group Trust	1,197,828	19,153
	Office Properties Income Trust	676,160	18,689
	Industrial Logistics Properties Trust	922,769	18,612
	Newmark Group Inc. Class A	2,139,529	17,844
^	Realogy Holdings Corp.	1,564,034	17,830
	Monmouth Real Estate Investment Corp.	1,314,734	17,328
^	Seritage Growth Properties Class A	387,239	17,209
	Summit Hotel Properties Inc.	1,487,558	16,973
	Easterly Government Properties Inc.	867,749	15,628
	Getty Realty Corp.	479,032	15,343
	Washington Prime Group Inc.	2,640,246	14,917
*	St. Joe Co.	869,341	14,335
	Independence Realty Trust Inc.	1,292,495	13,946
	Universal Health Realty Income Trust	183,086	13,861
	RPT Realty	1,144,323	13,743
	Essential Properties Realty Trust Inc.	665,046	12,982
	Chatham Lodging Trust	673,259	12,954
	NorthStar Realty Europe Corp.	710,720	12,338
*	Marcus & Millichap Inc.	295,976	12,055
	NexPoint Residential Trust Inc.	309,004	11,847
	InfraREIT Inc.	556,731	11,675
^	Innovative Industrial Properties Inc.	138,283	11,296
	Armada Hoffler Properties Inc.	713,700	11,127
	Franklin Street Properties Corp.	1,485,388	10,680
	Investors Real Estate Trust	174,736	10,468
	RE/MAX Holdings Inc. Class A	250,362	9,649

	Urstadt Biddle Properties Inc. Class A	465,038	9,598
	Community Healthcare Trust Inc.	251,257	9,018
	Hersha Hospitality Trust Class A	520,327	8,918
	Gladstone Commercial Corp.	429,011	8,911
	Preferred Apartment Communities Inc. Class A	579,055	8,582
	Saul Centers Inc.	161,585	8,301
	iStar Inc.	961,796	8,098
	American Finance Trust Inc.	746,647	8,064
	CatchMark Timber Trust Inc. Class A	703,920	6,913
	UMH Properties Inc.	490,464	6,906
	Whitestone REIT	573,153	6,889
	Retail Value Inc.	217,149	6,769
	New Senior Investment Group Inc.	1,197,191	6,525
	City Office REIT Inc.	574,483	6,497
	Front Yard Residential Corp.	699,843	6,488
	CorePoint Lodging Inc.	572,573	6,396
	CorEnergy Infrastructure Trust Inc.	167,449	6,154
	One Liberty Properties Inc.	207,972	6,031
	Ashford Hospitality Trust Inc.	1,268,714	6,026
	RMR Group Inc. Class A	97,039	5,917
^	Pennsylvania REIT	925,730	5,823
	Jernigan Capital Inc.	272,802	5,740
*,^	eXp World Holdings Inc.	522,532	5,680
	MedEquities Realty Trust Inc.	471,240	5,245
	Braemar Hotels & Resorts Inc.	428,196	5,228
*	Tejon Ranch Co.	286,951	5,050
*	FRP Holdings Inc.	95,187	4,528
	Consolidated-Tomoka Land Co.	76,298	4,505
	Global Medical REIT Inc.	424,872	4,172
	Spirit MTA REIT	632,819	4,107
	Cedar Realty Trust Inc.	1,205,686	4,099
^	CBL & Associates Properties Inc.	2,476,425	3,838
*,^	Altisource Portfolio Solutions SA	154,101	3,648
	Bluerock Residential Growth REIT Inc. Class A	327,224	3,528
	Gladstone Land Corp.	230,959	2,922
*	Forestar Group Inc.	163,620	2,829
	Safehold Inc.	128,811	2,809
^	Farmland Partners Inc.	437,911	2,803
	CIM Commercial Trust Corp.	140,849	2,576
	Clipper Realty Inc.	191,332	2,562
*	Stratus Properties Inc.	81,878	2,162
	BRT Apartments Corp.	146,907	2,039
*	Rafael Holdings Inc. Class B	141,229	1,787
	Plymouth Industrial REIT Inc.	70,182	1,180
*	Trinity Place Holdings Inc.	293,641	1,175
	Sotherly Hotels Inc.	166,788	1,136
*	Maui Land & Pineapple Co. Inc.	87,932	1,005
	Griffin Industrial Realty Inc.	26,999	941
*	Transcontinental Realty Investors Inc.	22,564	705
	Condor Hospitality Trust Inc.	63,420	571
*	InterGroup Corp.	6,800	209
*,^	Wheeler REIT Inc.	136,025	203
*	JW Mays Inc.	4,600	167
	Global Self Storage Inc.	43,032	166
*	Altisource Asset Management Corp.	2,628	82
*	American Realty Investors Inc.	5,924	72
	HMG/Courtland Properties Inc.	1,000	14

	Reven Housing REIT Inc.	3,347	11
	CKX Lands Inc.	1,000	10
*	Power REIT	200	1
	InnSuites Hospitality Trust	108	—
			6,028,553
Utilities (2.7%)
	Vistra Energy Corp.	5,468,244	142,338
	UGI Corp.	2,429,237	134,628
	OGE Energy Corp.	2,783,478	120,024
	Aqua America Inc.	2,493,832	90,875
	National Fuel Gas Co.	1,192,807	72,714
	MDU Resources Group Inc.	2,736,796	70,691
	IDACORP Inc.	706,553	70,330
	ONE Gas Inc.	740,009	65,883
	Portland General Electric Co.	1,240,930	64,330
	Hawaiian Electric Industries Inc.	1,523,369	62,108
	New Jersey Resources Corp.	1,246,001	62,038
	Southwest Gas Holdings Inc.	745,383	61,315
	ALLETE Inc.	727,387	59,813
	Spire Inc.	709,215	58,361
	Black Hills Corp.	752,692	55,752
	PNM Resources Inc.	1,122,069	53,119
	NorthWestern Corp.	705,040	49,642
	South Jersey Industries Inc.	1,293,977	41,498
	Ormat Technologies Inc.	715,358	39,452
	Avangrid Inc.	779,860	39,266
	American States Water Co.	519,727	37,057
	Avista Corp.	909,725	36,953
	California Water Service Group	680,682	36,947
	El Paso Electric Co.	571,012	33,587
	MGE Energy Inc.	490,689	33,352
	Pattern Energy Group Inc. Class A	1,277,562	28,106
	Otter Tail Corp.	561,276	27,963
	Northwest Natural Holding Co.	406,287	26,665
	Chesapeake Utilities Corp.	231,767	21,139
	SJW Group	328,973	20,311
	Clearway Energy Inc.	1,075,820	16,256
	TerraForm Power Inc. Class A	1,155,965	15,883
	Middlesex Water Co.	228,430	12,790
	Connecticut Water Service Inc.	171,794	11,794
	Unitil Corp.	209,550	11,351
	York Water Co.	187,896	6,449
	Clearway Energy Inc. Class A	436,548	6,347
	Artesian Resources Corp. Class A	110,234	4,108
*	AquaVenture Holdings Ltd.	192,250	3,720
*,^	Cadiz Inc.	355,171	3,438
	RGC Resources Inc.	88,840	2,355
	Genie Energy Ltd. Class B	272,330	2,315
*	Pure Cycle Corp.	198,874	1,961
^	Spark Energy Inc. Class A	135,350	1,206
	Global Water Resources Inc.	120,540	1,183
			1,817,413
Total Common Stocks (Cost $53,068,532)			67,465,188

		Coupon
Temporary Cash Investments (3.3%)1
Money Market Fund (3.2%)
3,4	Vanguard Market Liquidity Fund	2.554%		21,906,624	2,191,101

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.429%	4/11/19	20,000	19,986
5	United States Treasury Bill	2.407%	6/6/19	6,500	6,472
5	United States Treasury Bill	2.480%	9/5/19	7,000	6,928
					33,386
Total Temporary Cash Investments (Cost $2,223,956)					2,224,487
Total Investments (102.4%) (Cost $55,292,488)					69,689,675
Other Assets and Liabilities-Net (-2.4%)4,6					(1,622,471)
Net Assets (100%)					68,067,204

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,457,929,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,548,928,000 of collateral received for securities on loan.
5 Securities with a value of $29,650,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,220,000 has been segregated as collateral for certain open over-the-counter-swaps contracts.
CPR—Contingent Payments Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	4,696	362,484	3,097
E-mini S&P Mid-Cap 400 Index	June 2019	973	184,967	3,545
E-mini S&P 500 Index	June 2019	853	121,032	73
				6,715

Over-the-Counter Total Return Swaps

				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
SLM Corp.	2/4/20	GSI	22,745	(3.112%)	—	(1,359)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Extended Market Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Extended Market Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	67,463,581	-----	1,607
Temporary Cash Investments	2,191,101	33,386	-----
Futures Contracts—Assets[1]	2,055	-----	-----
Swap Contracts—Liabilities	-----	(1,359)	-----
Total	69,656,737	32,027	1,607
1 Represents variation margin on the last day of the reporting period.